--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
GOLDMAN SACHS TRUST
INSTITUTIONAL LIQUID ASSETS

--------------------------------  --------------------------------
--------------------------------  --------------------------------
TAXABLE PORTFOLIOS

  PRIME OBLIGATIONS PORTFOLIO. Securities of the U.S. Government, its agencies, authorities and instrumentalities, obligations of U.S. banks, commercial paper and other high quality, short-term obligations of U.S. companies, and repurchase agreements.

  MONEY MARKET PORTFOLIO. Securities of the U.S. Government, its agencies, authorities and instrumentalities, U.S. dollar denominated obligations of U.S. and foreign banks, U.S. dollar denominated commercial paper and other high quality, short-term obligations of U.S. and foreign companies and foreign governments, and repurchase agreements.

  GOVERNMENT PORTFOLIO. Securities of the U.S. Government, its agencies, authorities and instrumentalities, and repurchase agreements.

  TREASURY OBLIGATIONS PORTFOLIO. Securities issued or guaranteed by the U.S. Treasury and repurchase agreements.

  TREASURY INSTRUMENTS PORTFOLIO. Securities issued or guaranteed by the U.S. Treasury.

  FEDERAL PORTFOLIO. Securities of the U.S. Government and certain of its agencies, authorities and instrumentalities, the interest income from which is generally exempt from state income taxation.

TAX-EXEMPT PORTFOLIOS

  TAX-EXEMPT DIVERSIFIED PORTFOLIO. A diversified portfolio of municipal obligations issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia.

  TAX-EXEMPT CALIFORNIA PORTFOLIO. A non-diversified portfolio consisting primarily of municipal obligations issued by or on behalf of the State of California, and its political subdivisions, agencies and instrumentalities and other obligations that are exempt from federal and California state income taxes.

  TAX-EXEMPT NEW YORK PORTFOLIO. A non-diversified portfolio consisting primarily of municipal obligations issued by or on behalf of the State of New York, and its political subdivisions, agencies and instrumentalities and other obligations that are exempt from federal, New York state and New York City income taxes.

Statement of Investments
--------------------------------------------------------------------------------
ILA PRIME OBLIGATIONS PORTFOLIO
June 30, 1997
(Unaudited)
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------

 Principal             Interest                     Maturity                     Amortized
   Amount                Rate                         Date                          Cost
---------------------------------------------------------------------------------------------
COMMERCIAL PAPER AND CORPORATE OBLIGATIONS--64.7%
BANK HOLDING COMPANIES
American Express Centurion Bank
$  5,000,000             5.66%(b)                   07/08/97                   $    5,000,000
   5,000,000             5.66(b)                    07/14/97                        5,000,000
   5,000,000             5.66(b)                    07/18/97                        5,000,000
Bank One Columbus, N.A.
  25,000,000             5.67(b)                    07/01/97                       24,983,064
Bank One Texas
  25,000,000             5.47(b)                    07/09/97                       24,980,686
Comerica Bank Detroit
  20,000,000             5.59                       07/07/97                       19,991,884
  15,000,000             5.59                       07/15/97                       14,991,859
Corestates Bank, N.A.
  20,000,000             5.65                       07/02/97                       20,000,000
   5,000,000             5.65                       07/07/97                        5,000,000
Corestates Capital Corp.
  25,000,000             5.66                       07/01/97                       25,000,000
FCC National Bank
  20,000,000             5.61                       07/01/97                       19,991,737
First Bank, N.A.
  35,000,000             5.59                       07/16/97                       34,981,208
  15,000,000             5.60                       07/16/97                       14,993,265
PNC Bank, N.A.
  10,000,000             5.60                       07/09/97                        9,996,983
Southtrust Bank of Alabama, N.A.
  40,000,000             5.63                       07/01/97                       39,990,289
BUSINESS CREDIT INSTITUTIONS
General Electric Capital Corp.
  50,000,000             5.66                       11/19/97                       48,891,583
COMMERCIAL BANKS
CP Trust Certificates Series 1996-1
  35,000,000             5.67(a)                    07/01/97                       35,000,000
INDUSTRIAL
Caterpillar Financial Services Corp.
  15,000,000             5.39                       08/26/97                       14,874,233
LIFE INSURANCE
Commonwealth Life Insurance Co.
  55,000,000             5.83(b)                    07/01/97                       55,000,000
Pacific Mutual Life Insurance Co.
  25,000,000             5.71(b)                    07/01/97                       25,000,000
Prudential Funding Corp.
  50,000,000             5.70                       09/29/97                       49,287,500

 Principal              Interest                     Maturity                       Amortized
   Amount                 Rate                         Date                            Cost
------------------------------------------------------------------------------------------------
COMMERCIAL PAPER AND CORPORATE OBLIGATIONS
 (CONTINUED)
MOTOR VEHICLES AND EQUIPMENT
Ford Motor Credit Corp.
$ 35,000,000              5.35%                      08/18/97                     $   34,750,333
PERSONAL CREDIT INSTITUTIONS
Associates Corp.
  50,000,000              6.30                       07/01/97                         50,000,000
RECEIVABLE/ASSET FINANCINGS
Corporate Receivables Corp.
  40,000,000              5.55                       07/30/97                         39,821,167
Dakota Certificates of Standard Credit Card Master Trust
  50,000,000              5.63                       07/01/97                         49,593,389
Falcon Asset Securitization Corp.
  10,000,000              5.59                       07/22/97                          9,967,392
Receivables Capital Corp.
  10,000,000              5.57                       07/10/97                          9,986,075
SECURITY AND COMMODITY BROKERS, DEALERS AND SERVICES
Bankers Trust Securities Corp.
  50,000,000              5.55                       07/21/97                         49,845,833
Bear Stearns Companies, Inc.
  40,000,000              5.64                       08/18/97                         39,699,200
  10,000,000              5.60                       09/08/97                          9,892,667
Merrill Lynch & Co., Inc.
  10,000,000              5.65                       07/11/97                          9,998,632
  10,000,000              5.65                       07/14/97                          9,998,636
  10,000,000              5.38                       08/04/97                          9,949,189
  10,000,000              5.64                       08/11/97                          9,935,767
  10,000,000              5.70                       11/17/97                          9,779,917
------------------------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER AND CORPORATE OBLIGATIONS                                  $  841,172,488
------------------------------------------------------------------------------------------------
BANK NOTES--12.3%
Bank of America
$ 50,000,000              5.70%                      09/22/97                       $ 50,000,000
Comerica Bank Detroit
  15,000,000              6.00                       03/27/98                         14,982,068
Fifth Third Bank of Northwestern Ohio
  10,000,000              5.55                       07/10/97                          9,999,975
First National Bank of Boston
  40,000,000              5.50                       08/04/97                         40,000,000
  10,000,000              5.46                       08/11/97                         10,000,000

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------

 Principal             Interest                   Maturity                     Amortized
   Amount                Rate                       Date                          Cost
----------------------------------------------------------------------------------------------
BANK NOTES (CONTINUED)
First National Bank of Chicago
$ 20,000,000             5.72%                    08/20/97                   $   20,000,000
Morgan Guaranty Trust Co.
  15,000,000             6.02                     03/25/98                       14,989,736
----------------------------------------------------------------------------------------------
TOTAL BANK NOTES                                                             $  159,971,779
----------------------------------------------------------------------------------------------
BANKERS' ACCEPTANCES--2.7%
Suntrust Bank of Atlanta
$  4,734,202             5.67%                    08/06/97                   $    4,707,359
Wachovia Bank of Georgia, N.A.
  30,000,000             5.54                     07/03/97                       29,990,767
----------------------------------------------------------------------------------------------
TOTAL BANKERS' ACCEPTANCES                                                   $   34,698,126
----------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT--6.1%
Morgan Guaranty Trust Co.
$ 15,000,000             5.91%                    03/19/98                   $   14,995,898
Regions Bank
  15,000,000             6.00                     03/18/98                       14,997,959
Union Bank of Los Angeles
  50,000,000             5.54                     08/27/97                       50,000,000
----------------------------------------------------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT                                                $   79,993,857
----------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT--14.2%
Joint Repurchase Agreement Account
$184,900,000             6.01%                    07/01/97                   $  184,900,000
----------------------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT                                                   $  184,900,000
----------------------------------------------------------------------------------------------
TOTAL INVESTMENTS                                                            $1,300,736,250(c)
----------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(a) Variable rate master note-base index is Federal Funds.
(b) Variable rate security-base index is one of the following:
        U.S. Treasury Bill
        One or three month LIBOR
        One month commercial paper
        Federal Funds
        Prime lending rate
(c) The amount stated also represents aggregate cost for federal income tax purposes.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities, or the prerefunded date for those types of securities.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

The accompanying notes are an integral part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
ILA MONEY MARKET PORTFOLIO
June 30, 1997
(Unaudited)
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------

 Principal             Interest                     Maturity                       Amortized
  Amount                 Rate                         Date                            Cost
-----------------------------------------------------------------------------------------------
COMMERCIAL PAPER AND CORPORATE OBLIGATIONS--64.6%
BANK HOLDING COMPANIES
American Express Centurion Bank
$ 5,000,000            5.66%                        07/08/97                     $    5,000,000
  5,000,000            5.66                         07/14/97                          5,000,000
  5,000,000            5.66                         07/18/97                          5,000,000
Bank One Columbus, N.A.
 25,000,000            5.67                         07/01/97                         24,983,064
Comerica Bank Detroit
 17,500,000            5.59                         07/07/97                         17,492,899
 20,000,000            5.59                         07/15/97                         19,989,146
Corestates Bank, N.A.
  5,000,000            5.65                         07/07/97                          5,000,000
Corestates Capital Corp.
 25,000,000            5.66                         07/01/97                         25,000,000
FCC National Bank
 30,000,000            5.61                         07/01/97                         29,987,606
First Bank, N.A.
 15,000,000            5.60                         07/16/97                         14,993,265
PNC Bank, N.A.
 10,000,000            5.60                         07/09/97                          9,996,983
Southtrust Bank of Alabama, N.A.
 20,000,000            5.63                         07/01/97                         19,995,144
BUSINESS CREDIT INSTITUTIONS
General Electric Capital Corp.
 25,000,000            6.75                         07/01/97                         25,000,000
COMMERCIAL BANKS
CP Trust Certificates Series 1996-1
 20,000,000            5.67(a)                      07/01/97                         20,000,000
FOREIGN BANKS
Abbey National
 50,000,000            5.57                         07/15/97                         49,962,809
ABN/AMRO Bank, New York
 11,000,000            5.61                         07/01/97                         10,997,688
Banca Crt Financial Corp.
 10,000,000            5.40                         09/04/97                          9,902,500
 12,500,000            5.59                         09/15/97                         12,352,486
Bayerische Landesbank
 35,000,000            5.56                         07/28/97                         34,973,146
Commerzbank U.S. Finance
 20,000,000            5.58                         09/16/97                         19,761,300

 Principal             Interest                     Maturity                       Amortized
  Amount                 Rate                         Date                            Cost
-----------------------------------------------------------------------------------------------
COMMERCIAL PAPER AND CORPORATE OBLIGATIONS (CONTINUED)
FOREIGN BANKS (CONTINUED)
Den Danske Bank, New York
$25,000,000            5.64%                        07/01/97                     $   24,996,173
 15,000,000            5.64                         07/25/97                         14,998,569
Indosuez North America
 12,000,000            5.70                         07/14/97                         11,975,300
 25,000,000            5.75                         08/14/97                         24,824,306
Nordbanken North America
 40,000,000            5.39                         08/01/97                         39,814,344
San Paolo U.S. Finance Corp.
 25,000,000            5.35                         08/08/97                         24,858,819
Societe Generale, New York
  5,000,000            5.64                         07/01/97                          4,999,178
LIFE INSURANCE
Commonwealth Life Insurance Co.
 25,000,000            5.83(b)                      07/01/97                         25,000,000
Prudential Funding Corp.
 50,000,000            6.30                         07/01/97                         50,000,000
MORTGAGE BROKERS
Nationwide Building Society
 40,000,000            5.37                         08/01/97                         39,815,033
RECEIVABLE/ASSET FINANCINGS
Asset Securitization Corp.
 15,000,000            5.65                         08/19/97                         14,884,646
 15,000,000            5.65                         08/21/97                         14,879,938
Beta Finance
  7,000,000            5.57                         09/22/97                          6,910,106
CC U.S.A. Inc.
 25,000,000            5.69                         09/18/97                         24,688,115
SECURITY AND COMMODITY BROKERS, DEALERS AND SERVICES
Merrill Lynch & Co., Inc.
 10,000,000            5.65                         07/11/97                          9,998,632
 10,000,000            5.65                         07/14/97                          9,998,636
 30,000,000            5.70                         11/17/97                         29,339,750
-----------------------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER AND CORPORATE OBLIGATIONS                                 $  737,369,581
-----------------------------------------------------------------------------------------------
BANK NOTES--3.1%
First National Bank of Maryland
$ 5,000,000            5.63%(b)                     07/30/97                     $    4,999,514
PNC Bank, N.A.
 20,000,000            5.59(b)                      07/01/97                         19,996,038

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------

 Principal            Interest                   Maturity                     Amortized
  Amount                Rate                       Date                          Cost
---------------------------------------------------------------------------------------------
BANK NOTES (CONTINUED)
Westpac Banking Corp., New York
$10,000,000           5.97%                      03/23/98                   $    9,994,440
---------------------------------------------------------------------------------------------
TOTAL BANK NOTES                                                            $   34,989,992
---------------------------------------------------------------------------------------------
BANKERS' ACCEPTANCES--1.0%
Royal Bank of Canada
$ 9,616,923           5.65%                      08/11/97                   $    9,555,041
---------------------------------------------------------------------------------------------
TOTAL BANKERS' ACCEPTANCES                                                  $    9,555,041
---------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT - YANKEEDOLLAR--21.1%
Canadian Imperial Bank of Commerce, New York
$15,500,000           5.94%                      03/17/98                   $   15,496,844
Norinchukin Bank, New York
 10,000,000           5.77                       07/07/97                       10,000,017
 35,000,000           5.78                       07/07/97                       35,000,116
  5,000,000           5.71                       08/18/97                        5,000,066
Rabobank Nederland
 35,000,000           6.07                       03/26/98                       34,990,186
  5,000,000           6.05                       03/27/98                        4,995,781
Sanwa Bank Limited, New York
 50,000,000           5.75                       08/21/97                       50,000,699
Societe Generale, New York
 30,000,000           5.49                       08/11/97                       30,000,333
 10,000,000           5.55                       09/02/97                       10,000,000
Standard Chartered Bank, New York
 25,000,000           5.75                       07/01/97                       25,000,000
Westdeutsche Landesbank, New York
 20,000,000           5.70                       08/13/97                       20,000,000
---------------------------------------------------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT - YANKEEDOLLAR                                $  240,484,042
---------------------------------------------------------------------------------------------
TIME DEPOSIT--3.5%
Dai Ichi Kangyo Bank, New York
$40,000,000           5.70%                      07/10/97                   $   40,000,000
---------------------------------------------------------------------------------------------
TOTAL TIME DEPOSIT                                                          $   40,000,000
---------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT--7.0%
Joint Repurchase Agreement Account
$79,800,000           6.01%                      07/01/97                   $   79,800,000
---------------------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT                                                  $   79,800,000
---------------------------------------------------------------------------------------------
TOTAL INVESTMENTS                                                           $1,142,198,656(c)
---------------------------------------------------------------------------------------------

(a) Variable rate master note-base index is Federal Funds.
(b) Variable rate security-base index is one of the following:
        U.S. Treasury Bill
        One or three month LIBOR
        One month commercial paper
        Federal Funds
        Prime lending rate
(c) The amount stated also represents aggregate cost for federal income tax purposes.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities, or the prerefunded date for those types of securities.

The percentages shown for each investment category reflect the value of investments in that category as a percentage of total net assets.

The accompanying notes are an integral part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
ILA GOVERNMENT PORTFOLIO
June 30, 1997
(Unaudited)
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------

 Principal              Interest                     Maturity                      Amortized
   Amount                 Rate                         Date                           Cost
-------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS--71.5%
Federal Farm Credit Bank
$  8,000,000            5.45%                        03/03/98                     $  7,968,363
  50,000,000            5.49(a)                      04/14/98                       49,965,218
Federal Home Loan Bank
   5,000,000            5.55                         09/05/97                        4,949,125
  25,000,000            5.45                         11/12/97                       24,990,309
  10,000,000            5.42                         12/02/97                        9,993,849
  25,000,000            5.52(a)                      12/26/97                       24,986,988
   8,000,000            5.67                         03/10/98                        7,988,027
  25,000,000            5.51                         03/18/98                       24,989,881
Federal Home Loan Mortgage Corp.
   8,000,000            5.72                         03/17/98                        7,992,641
  18,000,000            5.50(a)                      03/20/98                       17,987,839
Federal National Mortgage Association
  20,000,000            5.26(a)                      09/29/97                       19,997,548
  10,000,000            5.50                         10/24/97                        9,999,548
   7,500,000            5.53                         10/29/97                        7,498,834
  50,000,000            5.53(a)                      12/03/97                       49,985,515
  75,000,000            5.52(a)                      01/15/98                       74,975,601
  10,000,000            5.79                         03/25/98                        9,985,794
  23,000,000            6.02                         04/15/98                       22,980,945
  10,000,000            5.89                         05/21/98                        9,992,689
-------------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                                          $387,228,714
-------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--28.4%
C.S. First Boston Corp., dated 5/23/97, repurchase price $25,231,667
 (FNMA: $25,709,586, 6.76%, 4/1/35)
$ 25,000,000            5.56%                        07/22/97                     $ 25,000,000
Joint Repurchase Agreement Account
 128,600,000            6.01                         07/01/97                      128,600,000
-------------------------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS                                                       $153,600,000
-------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS                                                                 $540,828,714(b)
-------------------------------------------------------------------------------------------------

---------
(a) Variable rate security-base index is one of the following:
        Federal Funds
        Prime lending rate
        One month LIBOR

(b) The amount stated also represents aggregate cost for federal income tax purposes.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

The percentages shown for each investment category reflects the value of the investments in that category as a percentage of total net assets.

The accompanying notes are an integral part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
ILA TREASURY OBLIGATIONS PORTFOLIO
June 30, 1997
(Unaudited)
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------

 Principal               Interest                       Maturity                        Amortized
   Amount                  Rate                           Date                             Cost
---------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS--10.2%
United States Treasury Notes
$ 10,000,000               5.25%                        12/31/97                       $  9,987,624
  20,000,000               7.25                         02/17/98                         20,180,214
   5,000,000               5.13                         02/28/98                          4,978,076
  15,000,000               6.13                         03/31/98                         15,028,047
  29,000,000               7.88                         04/15/98                         29,403,896
---------------------------------------------------------------------------------------------------
TOTAL U.S. TREASURY OBLIGATIONS                                                        $ 79,577,857
---------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--90.0%
Bankers Trust Securities Corp., dated 6/30/97, repurchase price $30,004,792
 (U.S. Treasury Note: $30,624,517, 6.75%, 6/30/99)
$ 30,000,000               5.75%                        07/01/97                       $ 30,000,000
Bear Stearns Companies, Inc., dated 6/30/97, repurchase price $33,005,454
 (U.S. Treasury Stripped Securities: $33,529,155, 8/15/01-2/15/06)
  33,000,000               5.95                         07/01/97                         33,000,000
Chase Manhattan Securities, dated 6/30/97, repurchase price $33,005,408
 (U.S. Treasury Notes: $33,662,528, 6.00%-7.75%, 6/30/99-12/31/99)
  33,000,000               5.90                         07/01/97                         33,000,000
CIBC Wood Gundy Securities, dated 6/30/97, repurchase price $30,004,896
 (U.S. Treasury Notes: $30,604,712, 6.25%-6.75%, 7/31/98-5/31/99)
  30,000,000               5.88                         07/01/97                         30,000,000
Dresdner Kleinwort Benson, dated 6/30/97, repurchase price $33,005,408 (U.S.
 Treasury Note: $33,664,116, 6.00%, 6/30/99)
  33,000,000               5.90                         07/01/97                         33,000,000
Goldman, Sachs & Co., dated 6/19/97, repurchase price $60,549,000 (U.S.
 Treasury Note: $61,200,590, 6.00%, 6/30/99)
  60,000,000               5.49                         08/18/97                         60,000,000
Goldman, Sachs & Co., dated 6/09/97, repurchase price $60,646,333 (U.S.
 Treasury Note: $61,200,590, 6.00%, 6/30/99)
  60,000,000               5.54                         08/19/97                         60,000,000
JP Morgan Securities, Inc., dated 6/30/97, repurchase price $33,005,454
 (U.S. Treasury Notes: $33,692,136, 7.50%, 11/15/01)
  33,000,000               5.95                         07/01/97                         33,000,000
Merrill Lynch Government Securities, Inc., dated 6/30/97, repurchase price
 $30,004,750 (U.S. Treasury Stripped Securities: $30,600,751, 5/15/08-
 8/15/08)
  30,000,000               5.70                         07/01/97                         30,000,000

 Principal              Interest                     Maturity                      Amortized
   Amount                 Rate                         Date                           Cost
-------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (CONTINUED)
Morgan Stanley & Co., dated 6/30/97, repurchase price $30,004,792 (U.S.
 Treasury Notes: $30,425,388, 5.13%-7.75%, 11/30/98-12/31/99)
$ 30,000,000              5.75%                      07/01/97                     $ 30,000,000
Nomura Securities International, Inc., dated 6/30/97, repurchase price
 $30,004,792 (U.S. Treasury Notes: $30,612,768, 6.13%, 8/31/98)
  30,000,000              5.75                       07/01/97                       30,000,000
Sanwa Securities, dated 6/30/97, repurchase price $30,004,833 (U.S.
 Treasury Notes: $30,399,730, 5.38%-7.75%, 11/30/97-2/15/04; U.S.
 Treasury Bills: $200,586, 4/30/98-6/25/98)
  30,000,000              5.80                       07/01/97                       30,000,000
Smith Barney, Inc., dated 6/30/97, repurchase price $33,005,454 (U.S.
 Treasury Notes: $33,660,749, 6.13%-7.75%, 8/31/98-1/31/00)
  33,000,000              5.95                       07/01/97                       33,000,000
UBS Securities, Inc., dated 6/30/97, repurchase price $33,005,454 (U.S.
 Treasury Notes: $33,640,927, 5.13%, 12/31/98)
  33,000,000              5.95                       07/01/97                       33,000,000
Joint Repurchase Agreement Account
 202,800,000              6.01                       07/01/97                      202,800,000
-------------------------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS                                                       $700,800,000
-------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS                                                                 $780,377,857(a)
-------------------------------------------------------------------------------------------------

(a) The amount stated also represents aggregate cost for federal income tax purposes.

The interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities, or the prerefunded date for those types of securities.

The percentages shown for each investment category reflect the value of the investments in that category as a percentage of total net assets.

The accompanying notes are an integral part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
ILA TREASURY INSTRUMENTS PORTFOLIO
June 30, 1997
(Unaudited)
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------

 Principal              Interest                     Maturity                      Amortized
   Amount                 Rate                         Date                           Cost
-------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS--93.6%
United States Treasury Bills
$  1,100,000              4.75%                      07/03/97                     $  1,099,710
   3,200,000              4.45                       07/10/97                        3,196,440
   2,800,000              4.57                       07/17/97                        2,794,313
   5,000,000              4.65                       07/31/97                        4,980,625
   1,200,000              4.85                       07/31/97                        1,195,150
  15,400,000              4.89                       07/31/97                       15,337,245
  40,000,000              5.02                       08/14/97                       39,754,578
  75,700,000              5.05                       08/14/97                       75,232,763
United States Treasury Notes
 175,000,000              5.88                       07/31/97                      175,102,087
  50,000,000              6.50                       08/15/97                       50,066,797
 150,000,000              5.63                       08/31/97                      149,998,684
 145,000,000              6.00                       08/31/97                      145,079,041
  90,000,000              5.75                       09/30/97                       90,094,495
-------------------------------------------------------------------------------------------------
TOTAL U.S. TREASURY OBLIGATIONS                                                   $753,931,928
-------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS                                                                 $753,931,928(a)
-------------------------------------------------------------------------------------------------

(a) The amount stated also represents aggregate cost for federal income tax purposes.

The interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

The percentages shown for each investment category reflect the value of the investments in that category as a percentage of total net assets.

--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
ILA FEDERAL PORTFOLIO
June 30, 1997
(Unaudited)
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------

 Principal              Interest                      Maturity                       Amortized
   Amount                 Rate                          Date                            Cost
-------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS--100.0%
Federal Farm Credit Bank
$ 30,000,000              5.38%                       07/01/97                     $   30,000,000
  15,590,000              5.40                        07/01/97                         15,590,000
  10,000,000              5.37                        07/11/97                          9,985,083
  27,000,000              5.42                        07/14/97                         26,947,155
  22,500,000              5.42                        07/21/97                         22,432,250
  21,400,000              5.48                        07/21/97                         21,334,849
  14,800,000              5.48                        07/22/97                         14,752,689
  21,000,000              5.42                        07/24/97                         20,927,349
  21,715,000              5.41                        07/25/97                         21,636,681
   8,305,000              5.42                        07/25/97                          8,274,991
  20,000,000              5.48                        07/25/97                         19,926,934
   6,895,000              5.41                        07/28/97                          6,867,024
  10,555,000              5.40                        07/31/97                         10,507,503
  81,235,000              5.55                        08/01/97                         81,226,568
  14,000,000              5.45                        08/19/97                         13,896,147
  17,100,000              5.51                        08/19/97                         16,971,755
  10,500,000              5.45                        08/25/97                         10,412,573
  50,000,000              5.51(a)                     08/26/97                         49,993,565
  50,000,000              5.49(a)                     10/02/97                         49,986,347
  50,000,000              5.41                        01/02/98                         49,981,178
 135,000,000              5.42                        02/02/98                        135,000,000
  45,000,000              5.45                        03/03/98                         44,822,330
 100,000,000              6.05                        05/01/98                         99,980,479
Federal Home Loan Bank
  30,700,000              5.41                        07/07/97                         30,672,319
  50,000,000              5.41                        07/17/97                         49,879,778
  47,620,000              5.42                        07/31/97                         47,404,916
 100,000,000              5.51                        08/01/97                         99,525,528
  20,000,000              5.54                        08/11/97                         19,873,811
  35,850,000              5.43                        08/21/97                         35,574,224
  19,300,000              5.45                        08/28/97                         19,130,535
  10,000,000              5.46                        08/28/97                          9,912,033
  57,700,000              5.47                        08/28/97                         57,191,503
  50,000,000              5.53(a)                     08/28/97                         49,994,586
  65,000,000              5.52(a)                     09/26/97                         64,987,807
  50,000,000              5.52(a)                     12/26/97                         49,979,762
  25,000,000              5.67                        03/10/98                         24,962,583
 116,000,000              5.51(a)                     03/18/98                        115,939,622
 125,000,000              5.51(a)                     04/14/98                        124,927,542
Student Loan Marketing Association
  75,000,000              5.42                        07/31/97                         74,661,250
  25,000,000              5.45                        07/31/97                         24,886,458
  25,000,000              5.44                        08/01/97                         24,882,889
  25,000,000              5.43                        08/15/97                         24,830,313

 Principal             Interest                    Maturity                     Amortized
   Amount                Rate                        Date                          Cost
-----------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (CONTINUED)
Student Loan Marketing Association (continued)
$ 72,080,000             5.42%                     08/29/97                   $   71,440,320
  31,085,000             5.42                      09/23/97                       30,691,878
  25,000,000             5.42                      09/29/97                       24,661,251
  75,000,000             5.26(a)                   10/02/97                       74,990,745
  74,000,000             5.25(a)                   11/10/97                       73,984,474
Tennessee Valley Authority
  50,000,000             5.52                      07/14/97                       49,900,333
  20,000,000             5.42                      07/21/97                       19,939,833
  75,000,000             5.40                      07/22/97                       74,763,750
  42,000,000             5.50                      07/23/97                       41,858,833
  25,000,000             5.42                      08/13/97                       24,838,153
  35,800,000             5.51                      08/18/97                       35,536,989
  25,000,000             5.45                      08/19/97                       24,814,549
  25,000,000             5.42                      09/12/97                       24,725,236
-----------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                                      $2,302,817,253
-----------------------------------------------------------------------------------------------
TOTAL INVESTMENTS                                                             $2,302,817,253(b)
-----------------------------------------------------------------------------------------------

(a) Variable rate security-base index is one of the following:
         U.S. Treasury Bill
         One or three month LIBOR
         Federal Funds
         Prime lending rate
(b) The amount stated also represents aggregate cost for federal income tax purposes.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

The percentages shown for each investment category reflect the value of investments in that category as a percentage of total net assets

The accompanying notes are an integral part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
ILA TAX-EXEMPT DIVERSIFIED PORTFOLIO
June 30, 1997
(Unaudited)
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------

 Principal             Interest                     Maturity                       Amortized
  Amount                 Rate                         Date                            Cost
-----------------------------------------------------------------------------------------------
ALABAMA--4.5%
Columbia IDB PCRB for Alabama Power Co. Series 1996 A
 (A-1/VMIG1)
$11,000,000            4.05%                        07/01/97                     $   11,000,000
Columbia IDB PCRB VRDN for Alabama Power Company Series 1995 B (A-1/VMIG1)
 23,500,000            4.05                         07/01/97                         23,500,000
Homewood RB for Samford University (Bank of Nova Scotia LOC) (AA-/AA3)
 14,700,000            4.05                         07/01/97                         14,700,000
Mobile County IDA PCRB for M&T Chemicals Series 1984
 (Bankers Trust Company LOC)(A-1/P-1)
  3,000,000            4.25                         07/07/97                          3,000,000
Mobile IDA PCRB for Alabama Power Series 1993A
 (A-1/VMIG1)
  8,600,000            4.15                         07/07/97                          8,600,000
Montgomery Special Care RB Series 1994 A (Amsouth Bank LOC) (VMIG1)
  6,845,000            4.15                         07/01/97                          6,845,000
-----------------------------------------------------------------------------------------------
                                                                                 $   67,645,000
-----------------------------------------------------------------------------------------------
ALASKA--0.2%
Valdez Marine Terminal RB Series 1994 C for Arco, Inc.
 (A-1/VMIG1)
$ 2,600,000            3.75%                        07/25/97                     $    2,600,000
-----------------------------------------------------------------------------------------------
ARKANSAS--1.2%
Crossett PCRB for Georgia Pacific Corp. Series 1991 VRDN
 (Suntrust Bank LOC)(A-1+/P-1)
$ 9,500,000            4.20%                        07/07/97                     $    9,500,000
Union County PCRB Series 1988 for Great Lakes Chemical(A-1+)
  9,000,000            4.21                         07/07/97                          9,000,000
-----------------------------------------------------------------------------------------------
                                                                                 $   18,500,000
-----------------------------------------------------------------------------------------------
CALIFORNIA--2.2%
California GO TECP(A-1/P-1)
$23,300,000            3.90%                        09/12/97                     $   23,300,000
California School Cash Reserves Program Authority Series 1996 A
 (MBIA)(SP1/MIG1)
 10,000,000            4.75                         07/02/97                         10,000,309
-----------------------------------------------------------------------------------------------
                                                                                 $   33,300,309
-----------------------------------------------------------------------------------------------

 Principal             Interest                     Maturity                       Amortized
  Amount                 Rate                         Date                            Cost
-----------------------------------------------------------------------------------------------
CONNECTICUT--0.3%
State of Connecticut State 2nd Lien VRDN (Commerzbank Bank LOC)(A-1+)
$ 4,800,000            4.10%                        07/07/97                     $    4,800,000
-----------------------------------------------------------------------------------------------
DISTRICT OF COLUMBIA--0.7%
District of Columbia VRDN ACES for Georgetown University Series 1988 B, C
 & E(A-1+/VMIG1)
$10,075,000            4.15%                        07/07/97                     $   10,075,000
-----------------------------------------------------------------------------------------------
FLORIDA--2.0%
Florida Local Government Pooled CP Notes (First Union National Bank of
 Florida LOC)(A-1/P-1)
$29,162,000            3.70%                        07/17/97                     $   29,162,000
  1,800,000            3.85                         09/10/97                          1,800,000
-----------------------------------------------------------------------------------------------
                                                                                 $   30,962,000
-----------------------------------------------------------------------------------------------
GEORGIA--9.3%
Albany Dougherty PCRB for Philip Morris Company(A-1/P-1)
$17,000,000            4.35%                        07/07/97                     $   17,000,000
Albany Dougherty PCRB Series 1991 for Georgia Power Co.(VMIG1)
  2,120,000            4.20                         07/07/97                          2,120,000
Burke County 1995 PCRB for Georgia Power Co. Fifth Series 1995 (VMIG1)
  2,700,000            5.50                         07/07/97                          2,700,000
Burke County PCRB for Georgia Power Co.(VMIG1)
 12,425,000            4.20                         07/07/97                         12,425,000
Burke County PCRB for Georgia Power Co. Eighth Series 1994
 (A-1/VMIG1)
  6,600,000            5.50                         07/07/97                          6,600,000
Burke County PCRB for Georgia Power Co. Ninth Series 1994
 (A-1/VMIG1)
  6,800,000            4.05                         07/07/97                          6,800,000
Burke County PCRB Series 1993 A for Oglethorpe Power Corp. (FGIC)(A-1+)
  2,350,000            4.15                         07/07/97                          2,350,000
Burke County PCRB Series 1994 A for Oglethorpe Power Corp. (FGIC)(A-1+)
  3,600,000            4.15                         07/07/97                          3,600,000
Cobb County VRDN for Institute of Nuclear Operations Inc. (Suntrust Bank
 LOC)(AA3)
  5,925,000            4.20                         07/07/97                          5,925,000
Cobb County Power Operations Inc. VRDN
 (Trust Company Bank LOC)(VMIG1)
  8,330,000            4.20                         07/07/97                          8,330,000

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------

 Principal             Interest                     Maturity                       Amortized
  Amount                 Rate                         Date                            Cost
-----------------------------------------------------------------------------------------------
GEORGIA (CONTINUED)
Columbus Hospital Authority RB for St. Francis Hospital
 (Suntrust Bank LOC)(VMIG1)
$ 7,350,000            4.20%                        07/07/97                     $    7,350,000
Coweta County PCRB Series 1996 for Georgia Power Co.(A-1/VMIG1)
  1,600,000            5.50                         07/01/97                          1,600,000
Dekalb County Hospital Authority RB Series 1993 B (Suntrust Bank
 LOC)(VMIG1)
  5,500,000            4.20                         07/07/97                          5,500,000
Dekalb County IDA VRDN for Siemens Energy and Automation, Inc. (P-1)
  3,750,000            4.25                         07/07/97                          3,750,000
Dekalb Private Hospital Authority VRDN for Egleston Children's Hospital
 Series 1994 A (Suntrust Bank LOC)(VMIG1)
  1,800,000            4.20                         07/07/97                          1,800,000
Floyd County PCRB for Georgia Power Co. Series 1996(A-1/VMIG1)
  1,500,000            5.50                         07/01/97                          1,500,000
Fulco Hospital Authority Series 1992 Revenue Anticipation Certificates
 (Suntrust Bank LOC)(A-1+)
  4,415,000            4.20                         07/07/97                          4,415,000
Georgia Municipal Gas Authority RB for Gas Portfolio II Project
 Series A(A-1+)
  4,800,000            4.15                         07/07/97                          4,800,000
Georgia Municipal Gas Authority RB for Gas Portfolio II Project
 Series A (A-1+)(b)
  3,000,000            4.15                         07/07/97                          3,000,000
Heard County PCRB for Georgia Power Co. Series 1996(A-1/VMIG1)
  1,800,000            5.50                         07/01/97                          1,800,000
Henry County Georgia IDA PCRB Series 1993 for Georgia Pacific Corp.
 (Suntrust Bank LOC)(A-1+/P-1)
  4,000,000            4.20                         07/07/97                          4,000,000
Monroe County IDA PCRB Series 1997 A(A-1/VMIG1)
  1,500,000            5.50                         07/01/97                          1,500,000
Municipal Electric Authority of Georgia Subordinate General Resolution
 Series 1985 A(A-1+/VMIG1)
  5,000,000            3.80                         07/23/97                          5,000,000
  2,500,000            3.80                         08/14/97                          2,500,000
Municipal Electric Authority of Georgia Subordinate General Resolution
 Series 1985 B(A-1+/VMIG1)
 12,650,000            3.75                         07/15/97                         12,650,000
Municipal Electric Authority of Georgia Subordinate General Resolution
 Series 1985 B (Credit Suisse/Morgan Guaranty/Bayerische Landesbank
 Girozentrale LOC)(A-1+/VMIG1)
  8,145,000            4.10                         07/07/97                          8,145,000

 Principal             Interest                     Maturity                       Amortized
  Amount                 Rate                         Date                            Cost
-----------------------------------------------------------------------------------------------
GEORGIA (CONTINUED)
Savannah Economic Development Authority PCRB VRDN for Savannah Electric &
 Power(A-1/VMIG1)
$ 4,085,000            4.20%                        07/07/97                     $    4,085,000
-----------------------------------------------------------------------------------------------
                                                                                 $  141,245,000
-----------------------------------------------------------------------------------------------
HAWAII--0.1%
Hawaii Housing Finance and Development Authority VRDN
 (FHLB)(A-1)
$ 2,200,000            4.10%                        07/07/97                     $    2,200,000
-----------------------------------------------------------------------------------------------
IDAHO--0.7%
Idaho Health Facilities for Holy Cross Health Systems(A-1/VMIG1)
$10,000,000            4.15%                        07/07/97                     $   10,000,000
-----------------------------------------------------------------------------------------------
ILLINOIS--4.3%
Belleville IDA for Weyerhaeuser Company Series 1993(A-1)
$ 1,800,000            4.20%                        07/07/97                     $    1,800,000
Chicago GO Tender Notes Series 1997(A-1+/VMIG1)
 25,000,000            3.65                         02/05/98                         25,000,000
Illinois Health Facilities Authority VRDN for Healthcorp Affiliates
 Projects Series 1985 A (Northern Trust Company LOC)(VMIG1)
  2,700,000            4.20                         07/07/97                          2,700,000
Illinois Health Facilities Authority VRDN Series 1985 D Revolving Fund
 Pooled Finance Program (First National Bank of Chicago
 LOC)(A-1+/VMIG1)
 10,575,000            4.15                         07/07/97                         10,575,000
Illinois Health Facilities Authority VRDN Series 1985 C Revolving Fund
 Pooled Finance Program (First National Bank of Chicago
 LOC)(A-1+/VMIG1)
  8,300,000            4.15                         07/07/97                          8,300,000
Illinois Health Facilities Authority VRDN Series 1995(A-1+/VMIG1)
  1,700,000            4.30                         07/07/97                          1,700,000
Sauget PCRB VRDN Series 1992(P-1)
  3,300,000            4.25                         07/07/97                          3,300,000
Societe Generale Municipal Securities Trust Receipts For Chicago Midway
 Airport RB Series 1996 A (MBIA)(A-1+)
 12,000,000            4.35                         07/07/97                         12,000,000
-----------------------------------------------------------------------------------------------
                                                                                 $   65,375,000
-----------------------------------------------------------------------------------------------
INDIANA--2.9%
Fort Wayne Hospital Authority VRDN Series 1985 C and D (Bank of America
 LOC)(VMIG1)
$ 1,180,000            4.15%                        07/07/97                     $    1,180,000

The accompanying notes are an integral part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
ILA TAX-EXEMPT DIVERSIFIED PORTFOLIO (continued)
June 30, 1997
(Unaudited)
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------

 Principal             Interest                     Maturity                       Amortized
  Amount                 Rate                         Date                            Cost
-----------------------------------------------------------------------------------------------
INDIANA (CONTINUED)
Fort Wayne Parkview Memorial Hospital VRDN Series 1985 B & C (Bank of
 America LOC)(VMIG1)
$13,355,000            4.15%                        07/07/97                     $   13,355,000
Gary CP Notes For U.S. Steel Corp. (Bank of New York LOC)(A-1/P-1)
 20,000,000            3.75                         08/13/97                         20,000,000
Schererville Economic Development VRDN Series 1983 for Avery International
 Corp. Project (Bankers Trust LOC)(P-1/A-1)
  4,000,000            4.25                         07/07/97                          4,000,000
Warrick County PCRB for Aluminum Company of America Series 1992(A-1)
  5,000,000            4.20                         07/07/97                          5,000,000
-----------------------------------------------------------------------------------------------
                                                                                 $   43,535,000
-----------------------------------------------------------------------------------------------
IOWA--0.6%
Muscatine County VRDN for Monsanto Corp.(P-1)
$ 1,000,000            4.25%                        07/07/97                     $    1,000,000
Salix PCRB VRDN for Midwest Power Systems Inc.(A-1/VMIG1)
  7,795,000            4.20                         07/07/97                          7,795,000
-----------------------------------------------------------------------------------------------
                                                                                 $    8,795,000
-----------------------------------------------------------------------------------------------
KENTUCKY--1.0%
Calvert VRDN for Air Products and Chemicals Inc. Project(A-1)
$ 1,000,000            4.20%                        07/07/97                     $    1,000,000
Mason County Variable/Fixed Rate PCRB Pooled for East Kentucky Power
 (CFC)(A-1+/P-1)
  8,950,000            4.20                         07/07/97                          8,950,000
Mason County Variable/Fixed Rate PCRB Pooled for East Kentucky Power
 Facility VRDN (CFC)(A-1+/P-1)
  4,500,000            4.20                         07/07/97                          4,500,000
-----------------------------------------------------------------------------------------------
                                                                                 $   14,450,000
-----------------------------------------------------------------------------------------------
LOUISIANA--2.5%
Ascension Parish PCRB for Vulcan Materials Co. Series 1996
 (A-1+/VMIG1)
$ 8,200,000            4.25%                        07/07/97                     $    8,200,000
Louisiana GO Refunding Bonds Series 1991 A (Credit Local de France LOC)(A-
 1+/VMIG1)
  7,800,000            3.75                         09/11/97                          7,800,000
Parish of Iberville VRDN for Air Products and Chemicals Inc.
 Project(A-1)
  6,200,000            4.20                         07/07/97                          6,200,000

 Principal             Interest                     Maturity                       Amortized
  Amount                 Rate                         Date                            Cost
-----------------------------------------------------------------------------------------------
LOUISIANA (CONTINUED)
South Louisiana Port Commission RB for Occidental Petroleum Corp. Series
 1996 (Wachovia Bank LOC)(P-1)
$10,600,000            4.05%                        07/07/97                     $   10,600,000
St. James Parish PCRB for Occidental Petroleum Corp. Series 1996 (Wachovia
 Bank LOC)(P-1)
  5,000,000            4.05                         07/07/97                          5,000,000
-----------------------------------------------------------------------------------------------
                                                                                 $   37,800,000
-----------------------------------------------------------------------------------------------
MARYLAND--0.4%
Anne Arundel County Port Facility RB Series 1985 for Baltimore Gas &
 Electric(A-1/VMIG1)
$ 1,200,000            3.80%                        08/14/97                     $    1,200,000
Frederick GO VRDN Series 1989 (Fuji Bank LOC)(A-2/VMIG1)
  4,800,000            4.38                         07/07/97                          4,800,000
-----------------------------------------------------------------------------------------------
                                                                                 $    6,000,000
-----------------------------------------------------------------------------------------------
MASSACHUSETTS--2.0%
Massachusetts Health & Education Authority RB for Harvard University
 Series I(VMIG1)
$18,300,000            4.00%                        07/07/97                     $   18,300,000
Massachusetts Health & Education Authority RB Series I for Massachusetts
 Institute of Technology
 11,800,000            3.90                         07/07/97                         11,800,000
-----------------------------------------------------------------------------------------------
                                                                                 $   30,100,000
-----------------------------------------------------------------------------------------------
MICHIGAN--4.3%
Michigan GO Notes(SP-1+/MIG1)
$54,000,000            4.50%                        09/30/97                     $   54,132,304
Michigan Job Development Authority for Mazda Motor Manufacturing VRDN
 (Sumitomo Bank LOC)(VMIG1)
 11,100,000            4.38                         07/07/97                         11,100,000
-----------------------------------------------------------------------------------------------
                                                                                 $   65,232,304
-----------------------------------------------------------------------------------------------
MINNESOTA--1.6%
Becker PCRB Series 1992 A for Northern States Power Co.(A-1+/P-1)
$ 8,000,000            3.70%                        07/23/97                     $    8,000,000
  6,000,000            3.80                         09/16/97                          6,000,000
Becker PCRB Series 1993 A for Northern States Power Co.(A-1+/VMIG1)
  4,000,000            3.80                         09/16/97                          4,000,000
White Bear Lake IDA RB Series 1993 for Weyerhaeuser Co.(A-1)
  6,800,000            4.20                         07/07/97                          6,800,000
-----------------------------------------------------------------------------------------------
                                                                                 $   24,800,000
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------

 Principal             Interest                     Maturity                       Amortized
  Amount                 Rate                         Date                            Cost
-----------------------------------------------------------------------------------------------
MISSISSIPPI--1.2%
Canton IDR Series 1995 for Levi Strauss & Co. (Bank of America LOC)(A-1+)
$10,000,000              4.10%                      07/07/97                     $   10,000,000
Claiborne County Pooled RB Series 1985 G (CFC)(A-1+/P-1)
  3,900,000              3.80                       09/12/97                          3,900,000
Grenada County Refunding RB VRDN For Georgia Pacific Corp. Series 1994
 (Sumitomo Bank LOC)(A-1/P-1)
  5,000,000              4.35                       07/07/97                          5,000,000
-----------------------------------------------------------------------------------------------
                                                                                 $   18,900,000
-----------------------------------------------------------------------------------------------
MISSOURI--1.6%
Kansas City Cloversett IDA MF Hsg. RB Series 1988 (Boatmen's Bank of
 Kansas City LOC)(A-1)
$ 8,720,000              4.55%                      07/07/97                     $    8,720,000
Missouri Health & Education Facility Authority VRDN
 (MBIA)(A-1+)
 10,500,000              4.15                       07/07/97                         10,500,000
Monsanto Corporation State Environmental Improvement and Energy Resources
 Authority (Monsanto)(P-1)
  5,000,000              4.25                       07/07/97                          5,000,000
-----------------------------------------------------------------------------------------------
                                                                                 $   24,220,000
-----------------------------------------------------------------------------------------------
NEVADA--1.3%
Eagle Tax Exempt Trust Series 97C2801 Class A COPS for Nevada GO Bonds
 Series 1994(A-1+)
$19,700,000              4.25%                      07/07/97                     $   19,700,000
-----------------------------------------------------------------------------------------------
NEW MEXICO--0.5%
Farmington PCRB for Public Service Co. of New Mexico San Juan Project
 Series 1997 A (Bank of America LOC)(A-1+/VMIG1)
$ 8,000,000              4.20%                      07/07/97                     $    8,000,000
-----------------------------------------------------------------------------------------------
NEW YORK--3.7%
City of Yonkers IDA RB for Consumers (Industrial Bank of Japan LOC)(VMIG1)
$ 1,000,000              3.95%                      07/07/97                     $    1,000,000
Great Neck North Water Authority Water System RB Series 1993 A VRDN
 (FGIC)(A-1+/VMIG1)
  1,600,000              4.05                       07/07/97                          1,600,000
Nassau County IDA Civic Facility RB Cold Spring Harbor Labs Series 1989
 VRDN (Morgan Guaranty Trust LOC)(A-1+)
    100,000              4.10                       07/07/97                            100,000
New York City GO Bonds (Sumitomo Bank LOC)(A-1+/VMIG1)
    800,000              4.00                       07/01/97                            800,000

 Principal             Interest                     Maturity                       Amortized
  Amount                 Rate                         Date                            Cost
-----------------------------------------------------------------------------------------------
NEW YORK (CONTINUED)
New York City GO Series 1994 E (Morgan Guaranty
 LOC)(A-1+/VMIG1)
$ 2,500,000              4.00%                      07/01/97                     $    2,500,000
New York City GO VRDN (Norinchukin Bank LOC)(A-1+/VMIG1)
    900,000              5.50                       07/01/97                            900,000
New York City Health & Hospitals Corporation, Health System Bonds, 1997
 Series B (Canadian Imperial Bank of Commerce)(A-1+)
  9,300,000              4.05                       07/07/97                          9,300,000
New York City Municipal Water Finance Authority CP Series 5 Lot B
 (Bayerische Landesbank Girozentrale/Westdeutsche Landesbank
 Girozentrale/Landesbank Hessen-Thueringen Girozentrale
 LOC)(P-1/A-1+)
 20,000,000              3.75                       07/31/97                         20,000,000
New York City Puttable Tax-exempt Receipts GO Bonds Fiscal 1995 Series D
 (MBIA)(VMIG1)
  9,800,000              4.10                       07/07/97                          9,800,000
New York State Energy Research & Development Authority PCRB for Brooklyn
 Union Gas Series 1997 A-1 (MBIA)(A-1+/VMIG1)
    100,000              4.05                       07/07/97                            100,000
New York State Energy Research & Development Authority RB for Brooklyn
 Union Gas Series 1997 Series A-2 (MBIA)(A-1+/VMIG1)
  1,400,000              4.20                       07/07/97                          1,400,000
New York State Floating Rate Trust Receipts Series 1997(A-1+/VMIG1)
  6,425,000              4.35                       07/07/97                          6,425,000
New York State Housing Finance Agency for Normandie Court Housing RB
 Series 1987 A (Fleet Bank LOC)(VMIG1)
  2,000,000              4.10                       07/07/97                          2,000,000
New York State Local Government Series C VRDN (Landesbank Hessen-
 Thueringen Girozentrale LOC)(A-1+/VMIG1)
  1,100,000              4.05                       07/07/97                          1,100,000
-----------------------------------------------------------------------------------------------
                                                                                 $   57,025,000
-----------------------------------------------------------------------------------------------
NORTH CAROLINA--6.3%
Charlotte Variable Rate Airport Refunding RB Series 1993 A
 (MBIA)(A-1+/VMIG1)
$ 9,080,000              4.15%                      07/07/97                     $    9,080,000
North Carolina Eastern Municipal Power Agency RB Series 1988 B (Morgan
 Guaranty/Union Bank of Switzerland LOC)(A-1+)
 10,400,000              3.75                       07/21/97                         10,400,000
Rockingham County IDA PCRB for Philip Morris Company(A-1/P-1)
  3,960,000              4.40                       07/07/97                          3,960,000

The accompanying notes are an integral part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
ILA TAX-EXEMPT DIVERSIFIED PORTFOLIO (continued)
June 30, 1997
(Unaudited)
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------

 Principal             Interest                      Maturity                       Amortized
  Amount                 Rate                          Date                            Cost
------------------------------------------------------------------------------------------------
NORTH CAROLINA (CONTINUED)
Wake County PCRB for Carolina Power & Light 1990 B (Fuji Bank LOC)(A-2/P-
 1)
$ 7,000,000              3.85%                       07/15/97                     $    7,000,000
Wake County Pollution Control Financing Authority RB Series 1990 A for
 Carolina Power & Light (Fuji Bank LOC)(A-2/P-1)
 23,100,000              4.10                        07/10/97                         23,100,000
Wake County Pollution Control Financing Authority RB Series 1990 B for
 Carolina Power & Light (Fuji Bank LOC)(A-2/P-1)
 41,900,000              3.95                        07/11/97                         41,900,000
------------------------------------------------------------------------------------------------
                                                                                  $   95,440,000
------------------------------------------------------------------------------------------------
OHIO--2.6%
Franklin County Hospital RB for Holy Cross Health System Series 1995(A-
 1+/VMIG1)
$ 7,900,000              4.15%                       07/07/97                     $    7,900,000
Hamilton County Adjustable Rate Hospital Facilities RB Series 1997 B for
 The Health Alliance of Greater Cincinnati (MBIA)(A-1+/VMIG1)
 26,675,000              4.15                        07/07/97                         26,675,000
Ohio State Air Quality Development Authority RB for Cincinnati Gas &
 Electric Series 1995 A (ABN Amro Bank LOC)(A-1+/VMIG1)
  5,000,000              4.00                        07/01/97                          5,000,000
------------------------------------------------------------------------------------------------
                                                                                  $   39,575,000
------------------------------------------------------------------------------------------------
OREGON--1.8%
Lane County PCRB VRDN for Weyerhaeuser Company Series 1994(A-1)
$ 6,500,000              4.20%                       07/07/97                     $    6,500,000
Portland VRDN for Columbia Grain Inc. Project (Fuji Bank/Bank of Tokyo
 LOC)(VMIG1)
 17,650,000              4.38(c)                     07/07/97                         17,650,000
State of Oregon Veteran's Welfare VRDN Series 1973 H (Morgan Guaranty
 LOC)(A-1+/VMIG1)
  3,400,000              4.05                        07/07/97                          3,400,000
------------------------------------------------------------------------------------------------
                                                                                  $   27,550,000
------------------------------------------------------------------------------------------------
PENNSYLVANIA--1.9%
Allegheny County IDA PCRB Series 1985 for U.S. Steel (ABN Amro Bank
 NV/Commerzbank LOC)(A-1+/P-1)
$28,400,000              3.85%                       08/08/97                     $   28,400,000
------------------------------------------------------------------------------------------------

 Principal             Interest                      Maturity                        Amortized
  Amount                 Rate                          Date                             Cost
-------------------------------------------------------------------------------------------------
PUERTO RICO--2.6%
Commonwealth of Puerto Rico RANS Series 1997 A(SP-1+/MIG1)
$32,000,000              4.00%                        07/30/97                     $   32,014,229
Puerto Rico Government Development Bank TECP(A-1+)
  7,967,000              3.90                         09/12/97                          7,967,000
-------------------------------------------------------------------------------------------------
                                                                                   $   39,981,229
-------------------------------------------------------------------------------------------------
SOUTH CAROLINA--0.7%
York County Floating/Fixed Rate PCRB Pooled Series 1984-North Carolina
 Electric Membership Corp. VRDN (CFC)(A-1+/VMIG1)
$11,275,000              4.20%                        07/07/97                     $   11,275,000
-------------------------------------------------------------------------------------------------
SOUTH DAKOTA--0.7%
Puttable Floating Option Tax-Exempt Receipts Series PT-73(A-1+)
$10,980,000              4.30%                        07/07/97                     $   10,980,000
-------------------------------------------------------------------------------------------------
TEXAS--19.6%
Belton VRDN Series 1993 (Texas Commerce Bank LOC)(P-1)
$ 4,025,000              4.20%                        07/07/97                     $    4,025,000
Brazos Harbor IDA VRDN for Monsanto Company(P-1)
  3,500,000              4.25                         07/07/97                          3,500,000
Brazos River Authority PCRB Series 1987 A & B for Dow Chemical(P-1)
  8,350,000              3.75                         08/11/97                          8,350,000
Brazos River Authority PCRB Series 1990 for Dow Chemical(P-1)
  2,000,000              3.75                         08/11/97                          2,000,000
Brazos River Authority PCRB Series 1994 for Monsanto Company(P-1)
  5,100,000              4.25                         07/07/97                          5,100,000
Brazos River Authority VRDN for Monsanto Company(P-1)
  5,300,000              4.25                         07/07/97                          5,300,000
Harris County Health Facilities Development Corp. VRDN Series 1997 A(A-
 1+/VMIG1)
 22,965,000              3.70                         07/30/97                         22,965,000
Harris County Hospital RB for Childrens Hospital Series 1989 B-2 (VMIG1)
 12,900,000              4.15                         07/07/97                         12,900,000
Harris County Toll Road VRDN Series 1994 E(A-1+/VMIG1)
 28,200,000              4.05                         07/07/97                         28,200,000
Harris County Toll Road VRDN Series 1994 F(A-1+/VMIG1)(b)
 14,100,000              4.05                         07/07/97                         14,100,000
Lower Colorado River Authority CP Notes Series C(A-1+/P-1)
  7,000,000              3.80                         09/10/97                          7,000,000
Nueces River IDA PCRB UPDATE Series 1984 for San Miguel
 (CFC)(A-1+/VMIG1)
 50,700,000              4.55                         07/10/97                         50,700,000
San Antonio Electric & Gas Systems CP Notes Series A(A-1+/P-1)
 18,800,000              3.80                       1609/15/97                         18,800,000

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------

 Principal             Interest                     Maturity                       Amortized
  Amount                 Rate                         Date                            Cost
-----------------------------------------------------------------------------------------------
TEXAS (CONTINUED)
Societe Generale Municipal Securities Trust Receipts for San Antonio Texas
 Electric and Gas System RB New Series 1997
 SG 104/SG 105(A-1+)
$33,000,000            3.85%                        08/07/97                     $   33,000,000
State of Texas TRANS Series 1996(SP-1+/MIG1)
 81,000,000            4.75                         08/29/97                         81,137,602
-----------------------------------------------------------------------------------------------
                                                                                 $  297,077,602
-----------------------------------------------------------------------------------------------
VIRGINIA--6.6%
Chesapeake IDA PCRB Series 1985 for Virginia Electric &
 Power(A-1/VMIG1)
$22,000,000            3.85%                        09/10/97                     $   22,000,000
Chesterfield County IDA PCRB Series 1985 for Virginia Electric & Power(A-
 1/VMIG1)
  5,200,000            3.75                         07/24/97                          5,200,000
  8,000,000            3.70                         07/25/97                          8,000,000
Chesterfield County IDA PCRB Series 1987 A for Virginia Electric &
 Power(A-1/VMIG1)
  5,000,000            3.85                         09/10/97                          5,000,000
Chesterfield County IDA PCRB Series 1987 C for Virginia Electric &
 Power(A-1/VMIG1)
  1,000,000            3.75                         07/24/97                          1,000,000
Louisa IDA PCRB Series 1987 for Virginia Electric & Power(A-1)
  1,300,000            3.85                         09/10/97                          1,300,000
Louisa PCRB Series 1984 for Virginia Electric & Power(A-1/VMIG1)
  4,000,000            3.85                         07/18/97                          4,000,000
  4,000,000            3.80                         07/24/97                          4,000,000
  1,300,000            3.80                         07/25/97                          1,300,000
  4,000,000            3.90                         08/08/97                          4,000,000
  4,000,000            3.90                         08/11/97                          4,000,000
Richmond VRDN Public Utility Revenue Notes Series A(A-1+/VMIG1)
 14,000,000            4.25                         07/07/97                         14,000,000
Roanoke VRDN for Carilion Health Systems Hospital Series A(A-1)
  7,400,000            4.15                         07/07/97                          7,400,000
Spotsylvania IDA PCRB Series 1993 for Carlisle Corp. (Suntrust Bank
 LOC)(A-1+/P-1)
  6,500,000            4.20                         07/07/97                          6,500,000
York County PCRB for Virginia Electric & Power Series 1985(A-1/A3)
  2,700,000            3.85                         07/17/97                          2,700,000
  9,400,000            3.75                         08/13/97                          9,400,000
-----------------------------------------------------------------------------------------------
                                                                                 $   99,800,000
-----------------------------------------------------------------------------------------------

 Principal            Interest                   Maturity                     Amortized
  Amount                Rate                       Date                          Cost
---------------------------------------------------------------------------------------------
WASHINGTON--7.3%
King County Sewer Revenue BANS Series A(A-1/P-1)
$10,000,000           3.50%                      08/20/97                   $   10,000,000
 10,000,000           3.80                       09/16/97                       10,000,000
Port of Grays Harbor IDA VRDN for Weyerhaeuser Project Series 1992 &
 1993(A-1)
  6,850,000           4.20                       07/07/97                        6,850,000
Union Gap City IDA VRDN for Weyerhaeuser Project Series 1992(A-1)
  1,600,000           4.20                       07/07/97                        1,600,000
Washington Public Power Supply Project Electric RB Series 1993-1A (Bank
 of America LOC)(A-1+/VMIG1)
 37,660,000           4.10                       07/07/97                       37,660,000
Washington Public Power Supply Project Electric RB Series 1993-2A (Bank
 of America LOC)(A-1/VMIG1)
 23,500,000           4.10                       07/07/97                       23,500,000
Washington Public Power Supply System RB Series 1993-3A (Bank of
 America LOC)(A-1+/VMIG1)
  3,115,000           4.00                       07/07/97                        3,115,000
 18,900,000           4.10(c)                    07/07/97                       18,900,000
---------------------------------------------------------------------------------------------
                                                                            $  111,625,000
---------------------------------------------------------------------------------------------
WYOMING--1.4%
Lincoln County PCRB Series 1991 for Pacificorp. (Union Bank of
 Switzerland LOC)(A-1+/VMIG1)
$ 4,250,000           3.75%                      07/17/97                   $    4,250,000
Pacificorp PCRB VRDN for Sweetwater County Series 1990 A (Credit Suisse
 LOC)(VMIG1)
 16,700,000           4.05                       07/07/97                       16,700,000
---------------------------------------------------------------------------------------------
                                                                            $   20,950,000
---------------------------------------------------------------------------------------------
TOTAL INVESTMENTS                                                           $1,527,913,444(a)
---------------------------------------------------------------------------------------------

(a) The amount stated also represents aggregate cost for federal income tax purposes.
(b) When-issued securities.
(c) Portions of these securities are being segregated for when-issued securities.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities, or the prerefunded date for those type of securities.

The percentages shown for each investment category reflect the value of investments in that category as a percentage of total net assets.

The accompanying notes are an integral part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
ILA TAX-EXEMPT CALIFORNIA PORTFOLIO
June 30, 1997
(Unaudited)
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------

 Principal              Interest                       Maturity                        Amortized
  Amount                  Rate                           Date                             Cost
--------------------------------------------------------------------------------------------------
CALIFORNIA--82.3%
California GO TECP(A-1/P-1)
$ 7,400,000               3.90%                        09/11/97                       $  7,400,000
California Health Facilities Authority for Kaiser Permanente Series
 1993 A, B & C RB(A-1+)
  2,000,000               3.85                         07/07/97                          2,000,000
California Health Facility Finance Authority RB Series 1990 A VRDN
 (Rabobank Nederland LOC)(VMIG1)
  7,500,000               4.05                         07/07/97                          7,500,000
California PCRB for Pacific Gas & Electric (Banque Nationale de Paris
 LOC)(A-1)
  5,100,000               3.85                         07/01/97                          5,100,000
California PCRB for Pacific Gas & Electric Series 1996 E (Morgan Guaranty
 LOC)(A-1+/VMIG1)
  2,000,000               3.75                         08/13/97                          2,000,000
California Pollution Control Financing Authority for Southern California
 Edison TRB Series 1986 A, B, C & D(A-1/VMIG1)
 10,590,000               5.20                         07/07/97                         10,590,000
California School Cash Reserves Program Authority Series 1996 A
 (MBIA)(SP1/MIG1)
 12,000,000               4.75                         07/02/97                         12,000,276
California School Cash Reserves Program Authority Series 1996 B
 (MBIA)(SP1/MIG1)
 10,000,000               4.50                         12/19/97                         10,040,689
California State Puttable Floating Option Tax-Exempt Receipts Series PT-
 1001 (FGIC)(A-1+)
 18,870,000               4.25                         07/07/97                         18,870,000
California Statewide Communities Development Authority RB(A-1+)(b)
  1,800,000               3.75                         07/07/97                          1,800,000
California Statewide Communities Development Authority Refunding RB Series
 1995(A-1+)
    700,000               3.90                         07/07/97                            700,000
California Statewide Communities Development Authority Refunding RB Series
 1995A-2(A-1+)
  8,000,000               3.90                         07/07/97                          8,000,000
California Statewide Communities Development Authority RB Series 1995A-1(A-
 1+)
 14,200,000               3.90                         07/07/97                         14,200,000
Chula Vista RB Series 1996 A for San Diego Gas & Electric(A-1/VMIG1)
  3,300,000               3.75                         07/07/97                          3,300,000
City of Fresno MF Hsg. Revenue Refunding Bonds Series 1996 A
 (First Interstate Bank of California LOC)(VMIG1)
  3,315,000               3.95                         07/07/97                          3,315,000

 Principal              Interest                       Maturity                        Amortized
  Amount                  Rate                           Date                             Cost
--------------------------------------------------------------------------------------------------
CALIFORNIA (CONTINUED)
City of Irwindale IDRB Series 1984 for Toys-R-Us VRDN
 (Bankers Trust LOC)
$ 2,000,000               4.25%                        07/07/97                       $  2,000,000
City of Los Angeles VRDN MF Hsg. Museum Terrace-84H
 (Bank of America LOC)(VMIG1)
  4,000,000               4.00                         07/07/97                          4,000,000
City of Newport Beach Floating/Fixed Rate Health Facilities Memorial
 Hospital Facility VRDN(VMIG1)(c)
  4,200,000               4.00                         07/01/97                          4,200,000
City of Newport Beach VRDN RB Series 1996 B(A-1+)(c)
  5,200,000               4.00                         07/01/97                          5,200,000
City of San Diego MF Hsg. for Lacima Apartments VRDN
 (Citibank LOC)(VMIG1)
 15,385,000               4.05                         07/07/97                         15,385,000
City of San Diego MF Hsg. for Nobel Court Apartments VRDN (Citibank
 LOC)(VMIG1)
  8,695,000               4.05                         07/07/97                          8,695,000
City of San Diego VRDN MF Hsg. RB Series 1985 (Bank of America
 LOC)(VMIG1)(c)
 15,700,000               4.10                         07/07/97                         15,700,000
Contra Costa MF Hsg. for Lakeshore Apartments VRDN(A-1+)
  4,600,000               4.00                         07/07/97                          4,600,000
East Bay Municipal Utility District Water & Waste RB (A-1+/P-1)
  4,300,000               3.65                         07/14/97                          4,300,000
Fremont MF Hsg. RB Series 1985 D (Credit Suisse LOC)(VMIG1)
 14,400,000               3.90                         07/07/97                         14,400,000
Huntington Beach City Monthly MF Hsg. VRDN Series 1985 A
 (Bank of America LOC)(VMIG1)
  7,500,000               4.00                         07/31/97                          7,500,000
Kings County Housing Authority MF Hsg. Refunding RB Series 1996 A (First
 Interstate Bank of California LOC)(VMIG1)
  5,750,000               3.95                         07/07/97                          5,750,000
Los Angeles County TRANS (SP-1+/VMIG1)(b)
 10,000,000               4.50                         06/30/98                         10,062,400
Los Angeles County Metro TRANS Authority VRDN
 (MBIA)(A-1/VMIG1)
  8,095,000               4.00                         07/07/97                          8,095,000
Los Angeles County, VRDN MF Hsg. for Valencia Village Series 1984 C
 (Industrial Bank of Japan Ltd. LOC)(A-1+)(c)
 15,200,000               4.30                         07/07/97                         15,200,000
Los Angeles Housing Authority MF Hsg. VRDN for Canyon Country Villas Series
 1985 H (Industrial Bank of Japan Ltd. LOC)(VMIG1)
 19,000,000               4.30                         07/07/97                         19,000,000

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------

 Principal              Interest                       Maturity                        Amortized
  Amount                  Rate                           Date                             Cost
--------------------------------------------------------------------------------------------------
CALIFORNIA (CONTINUED)
Los Angeles Metro Transportation Authority Series A CP (National
 Westminster/Bayerische Vereinsbank/Canadian Imperial Bank of Commerce
 LOC)(A-1/P-1)
$10,000,000               3.85%                        09/24/97                       $ 10,000,000
MSR Public Power Agency RB Series 1997 D&E (MBIA)(A-1+/VMIG1)
 24,000,000               3.90                         07/07/97                         24,000,000
Newport Beach VRDN RB Series 1996 C for Hoag Memorial Hospital(A-1+)(c)
  1,500,000               4.00                         07/01/97                          1,500,000
Northern California Power Agency Geothermal Project Number 3 Adjustable
 Rate RB Series 1996 A (AMBAC)(A-1+/VMIG1)
  8,500,000               3.90                         07/07/97                          8,500,000
Orange County Apartment Development RB Issue 1984 C Seaside Meadow (Fuji
 Bank Ltd.)(VMIG1)
 24,000,000               3.90                         07/07/97                         24,000,000
Pomona Public Financing Authority VRDN (Sumitomo Bank
 LOC)(SP-1+)
  1,950,000               4.10                         07/07/97                          1,950,000
Sacramento County 1990 COP Admin-Center Courthouse Project VRDN (Union Bank
 of Switzerland LOC)(A-1+/VMIG1)
    500,000               3.90                         07/07/97                            500,000
San Bernardino County VRDN-Woodview Apartments Series 1985 (Bank of America
 LOC)(VMIG1)
  6,500,000               4.10                         07/07/97                          6,500,000
San Diego County MF Hsg. for Country Hills VRDN (FNMA)(A-1+)
 10,200,000               4.00                         07/07/97                         10,200,000
San Diego TECP Series A(A-1/P-1)
 10,800,000               3.80                         08/05/97                         10,800,000
San Francisco Redevelopment MF Hsg. (A-1+/VMIG1)(b)
 10,000,000               3.70                         07/07/97                         10,000,000
San Leandro MF Hsg. VRDN Series 1985 B- Haas Avenue Apartments (Bank of
 America LOC)(VMIG1)
  3,900,000               3.75                         07/07/97                          3,900,000
Southern California Metropolitan Water District Revenue Refunding Bonds
 Series 1996 A (AMBAC)(A-1+/VMIG1)
  5,940,000               4.00                         07/07/97                          5,940,000
Southern California Metropolitan Water District Series A CP(A-1+/P-1)
  2,000,000               3.65                         07/15/97                          2,000,000
  5,400,000               3.65                         09/10/97                          5,400,000
Southern California Public Power Authority 1991 Subordinated Revenue
 Refunding Bonds (AMBAC)(A-1+/VMIG1)
  5,100,000               3.90                         07/01/97                          5,100,000

 Principal             Interest                     Maturity                      Amortized
  Amount                 Rate                         Date                           Cost
------------------------------------------------------------------------------------------------
CALIFORNIA (CONTINUED)
Southern California Public Power Authority Power Project RB Series 1996
 B & C (AMBAC)(A-1+/VMIG1)
$16,200,000              3.90%                      07/01/97                     $ 16,200,000
Triunfo Sanitation District VRDN Refunding RB Series 1994 (Banque
 Nationale de Paris LOC)(A-1)
  3,700,000              4.20                       07/07/97                        3,700,000
Tulare-Porterville Schools Finance Authority COPS (Union Bank of
 California LOC)(A-1/VMIG1)
  4,870,000              4.25                       07/07/97                        4,870,000
University of California Trust Receipts Series 1997 D (MBIA)(A-1+/VMIG1)
 10,905,000              4.25                       07/07/97                       10,905,000
------------------------------------------------------------------------------------------------
                                                                                 $416,868,365
------------------------------------------------------------------------------------------------
PUERTO RICO--12.1%
Commonwealth of Puerto Rico RANS Series 1997 A(SP-1+/MIG1)
$14,000,000              4.00%                      07/30/97                     $ 14,006,225
Puerto Rico Government Development Bank TECP(A-1+)
 11,500,000              3.75                       07/15/97                       11,500,000
 20,000,000              3.75                       08/12/97                       20,000,000
  9,490,000              3.90                       09/12/97                        9,490,000
Puerto Rico Government Development Bank VRDN(A-1+)
  5,000,000              3.80                       08/13/97                        5,000,000
Puerto Rico Government Development Bank VRDN (Credit Suisse LOC)(A-
 1+/VMIG1)
  1,000,000              3.75                       07/07/97                        1,000,000
------------------------------------------------------------------------------------------------
                                                                                 $ 60,996,225
------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS                                                                $477,864,590(a)
------------------------------------------------------------------------------------------------

(a) The amount stated also represents aggregate cost for federal income tax purposes.
(b) When-issued security.
(c) Portions of these securities are being segregated for when-issued securities.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities, or the prerefunded date for those types of securities.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

The accompanying notes are an integral part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
ILA TAX-EXEMPT NEW YORK PORTFOLIO
June 30, 1997
(Unaudited)
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------

 Principal              Interest                       Maturity                        Amortized
   Amount                 Rate                           Date                             Cost
--------------------------------------------------------------------------------------------------
 NEW YORK--87.3%
 City of Yonkers IDA Series 1991 Civic Facility RB (Credit Local de France
  LOC)(VMIG1)
 $4,600,000               3.95%                        07/07/97                       $  4,600,000
 Great Neck North Water Authority Water System RB Series 1993 A (FGIC)(A-
  1+/VMIG1)
  4,500,000               4.05                         07/07/97                          4,500,000
 Trust for Cultural Resources RB for the City of New York Series B
  (A-1+/VMIG1) (Swiss Bank LOC)
  3,000,000               4.00                         07/01/97                          3,000,000
 Hempstead IDA RB Series 1997(A-1)
  2,800,000               4.15                         07/07/97                          2,800,000
 IDA Civic Facility Cold Spring Harbor Labs Series 1989 VRDN
  (Morgan Guaranty LOC)(A-1+)
  2,100,000               4.10                         07/01/97                          2,100,000
 Metropolitan Transportation Authority Commuter Facility VRDN
  Series 1991 (National Westminster Bank/Morgan Guaranty/Industrial Bank of
  Japan/Sumitomo Bank/Bank of Tokyo LOC)(A-1/VMIG1)
  3,400,000               4.15                         07/07/97                          3,400,000
 Nassau County TANS Series 1996 B (SP-1+)
  3,500,000               4.25                         08/29/97                          3,503,873
 New York City Health & Hospitals Corporation Series 1997 B
  (Canadian Imperial Bank of Commerce)(A-1+VMIG1)
  8,000,000               4.05                         07/07/97                          8,000,000
 New York City IDA for Columbia Grammar Prep School VRDN
  (Chase Manhattan LOC)(A-1)
  2,400,000               4.00                         07/07/97                          2,400,000
 New York City Municipal Water Finance Authority CP Series 3 (Toronto
  Dominion Bank/Bank of Nova Scotia LOC)(A-1+/P-1)
  2,500,000               3.80                         10/09/97                          2,500,000
 New York City Municipal Water Finance Authority CP Series 4 (Credit Suisse
  LOC)(A-1+/P-1)
  1,000,000               3.75                         10/16/97                          1,000,000
 New York City Municipal Water Finance Authority CP Series 5 Lot B
  (Bayerische Landesbank Girozentrale/Westdeutsche Landesbank
  Girozentrale/Landesbank Hessen-thueringen Girozentrale LOC)
  (A-1+/P-1)
  1,000,000               3.75                         07/31/97                          1,000,000
  2,000,000               3.70                         09/15/97                          2,000,000
 New York City Trust for Cultural Resources American Museum of Natural
  History Adjustable Rate TRB VRDN Series 1991 B (MBIA)(A-1+/VMIG1)
  3,100,000               4.05                         07/07/97                          3,100,000
 New York State Dormitory Authority VRDN for Metropolitan Museum of Art(A-
  1+/VMIG1)
  1,500,000               3.85                         07/07/97                          1,500,000

 Principal              Interest                       Maturity                        Amortized
   Amount                 Rate                           Date                             Cost
--------------------------------------------------------------------------------------------------
 NEW YORK (CONTINUED)
 New York State Energy Research & Development Authority for Long Island
  Lighting Co. VRDN Series 1993 (Toronto Dominion Bank LOC)(VMIG1)
 $3,000,000               4.20%                        07/07/97                       $  3,000,000
 New York State Energy Research & Development Authority PCRB for New York
  State Electric & Gas Series 1985 A (Morgan Guaranty LOC)(A-1+/P-1)
  3,000,000               3.65                         03/16/98                          3,000,000
 New York State Energy Research & Development Authority PCRB for Orange &
  Rockland Utilities Series 1995 A (AMBAC)(A-1+/VMIG1)
    400,000               4.05                         07/07/97                            400,000
 New York State Energy Research & Development Authority PCRB for Rochester
  Gas & Electric Series 1984 (Credit Suisse LOC)(P-1)
  5,300,000               3.55                         07/31/97                          5,300,000
 New York State Energy Research & Development Authority PCRB Series 1985 B
  (Deutsche Bank LOC)(AA1)
  1,300,000               3.90                         07/07/97                          1,300,000
 New York State Energy Research & Development Authority RB for Brooklyn
  Union Gas Series 1997 Series A-2 (MBIA)(A-1+/VMIG1)
  1,100,000               4.20                         07/07/97                          1,100,000
 New York State Floating Rate Trust Receipts Series 1997(A-1/VMIG1)
  1,500,000               4.35                         07/07/97                          1,500,000
 New York State GO BANS Series T(A-1/P-1)
  3,500,000               3.80                         07/24/97                          3,500,000
  4,500,000               3.70                         08/20/97                          4,500,000
 New York State Housing Finance Agency for Normandie Court Housing RB
  Series 1987 A (Fleet Bank LOC)(VMIG1)
  3,900,000               4.10                         07/07/97                          3,900,000
 New York State Local Government Assistance Series 1995 C VRDN (Landesbank
  Hessen-Thueringen Girozentrale LOC)(A-1+/VMIG1)
  4,400,000               4.05                         07/07/97                          4,400,000
 New York State Local Government Assistance RB Series 1995 F
  (Toronto Dominion Bank LOC)(A-1+/VMIG1)
  1,000,000               4.05                         07/07/97                          1,000,000
 New York State Local Government Assistance RB Series 1995 G (National
  Westminster Bank LOC)(A-1+/VMIG1)
    300,000               4.05                         07/07/97                            300,000
 New York State Medical Care Facility Financing Agency For Children's
  Hospital of Buffalo RB Series 1991 A (Barclays Bank LOC)(VMIG1)
  4,400,000               4.10                         07/07/97                          4,400,000
 Oswego County IDA PCRB Series 1992 for Philip Morris(A-1/P-1)
  1,000,000               4.25                         07/07/97                          1,000,000
 Port Authority of New York and New Jersey Floating Rate Trust Receipts
  (FSA)(A-1/P-1)
  6,000,000               4.25                         07/07/97                          6,000,000

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------

Principal             Interest                     Maturity                      Amortized
Amount                  Rate                         Date                           Cost
-----------------------------------------------------------------------------------------------
NEW YORK (CONTINUED)
Rensselaer County IDA RB for Rensselaer Polytechnic Institute
 Series 1997A(VMIG1)
$4,440,000              4.25%                      07/07/97                     $  4,440,000
Syracuse University IDA RB Series 1993 (Morgan Guaranty LOC)
 (A-1+/VMIG1)
 1,200,000              4.00                       07/01/97                        1,200,000
Triborough Bridge & Tunnel Authority VRDN Series 1994 (FGIC)
 (A-1+/VMIG1)
   400,000              4.15                       07/07/97                          400,000
-----------------------------------------------------------------------------------------------
                                                                                $ 96,043,873
-----------------------------------------------------------------------------------------------
PUERTO RICO--12.3%
Puerto Rico Government Development Bank TECP(A-1+)
$2,000,000              3.55%                      07/24/97                     $  2,000,000
 2,500,000              3.75                       08/12/97                        2,500,000
 2,000,000              3.90                       09/12/97                        2,000,000
Puerto Rico Medical & Environmental PCRB Series 1983 A for Key
 Pharmaceuticals (Morgan Guaranty LOC)(A-1+/P-1)
 2,000,000              3.75                       12/01/97                        2,000,000
Puerto Rico TRANS Series 1997 A(SP-1+/MIG1)
 5,000,000              4.00                       07/30/97                        5,002,132
-----------------------------------------------------------------------------------------------
                                                                                $ 13,502,132
-----------------------------------------------------------------------------------------------
ToTAL INVESTMENTS                                                               $109,546,005(a)
-----------------------------------------------------------------------------------------------

(a) The amount stated also represents aggregate cost for federal income tax purposes.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities, or the prerefunded date for those type of securities.

The percentages shown for each investment category reflect the value of investments in that category as a percentage of total net assets.

INVESTMENT ABBREVIATIONS:
ACES--Adjustable Convertible Extendible Securities
AMBAC--Insured by American Municipal Bond Assurance Corp.
BANS--Bond Anticipation Notes
COPS--Certificates of Participation
CP  --Commercial Paper
FGIC--Insured by Financial Guaranty Insurance Co.
GO  --General Obligation
IDA --Industrial Development Authority
IDB --Industrial Development Bond
IDRB--Industrial Development Revenue Bond
LOC --Letter of Credit
MBIA--Insured by Municipal Bond Investors Assurance
MF Hsg.--Multi-Family Housing
PCRB--Pollution Control Revenue Bond
RANS--Revenue Anticipation Notes
RB--Revenue Bond
TANS--Tax Anticipation Notes
TECP--Tax Exempt Commercial Paper
TRANS--Tax Revenue Anticipation Notes
TRB--Tender Revenue Bond
UPDATE--Unit Priced Daily Adjustable Tax-Exempt Security
VRDN--Variable Rate Demand Note

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust--Institutional Liquid Assets
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 1997
(Unaudited)
--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------

                                          ILA            ILA
                                         PRIME          MONEY          ILA
                                      OBLIGATIONS       MARKET      GOVERNMENT
                                       PORTFOLIO      PORTFOLIO     PORTFOLIO
                                          -------------------------------------
ASSETS:
Investments in securities, at value
 based on amortized cost             $1,300,736,250 $1,142,198,656 $540,828,714
Receivable for investments sold                  --             --           --
Interest receivable                       5,670,220      4,792,986    2,825,131
Cash                                        557,572        140,469      377,130
Other assets                                231,711         10,660        4,361
-------------------------------------------------------------------------------
  TOTAL ASSETS                        1,307,195,753  1,147,142,771  544,035,336
-------------------------------------------------------------------------------
LIABILITIES:
Payable for investment securities
 purchased                                       --             --           --
Dividends payable                         5,866,117      5,004,260    2,426,195
Accrued expenses and other liabili-
 ties                                       536,924        444,567      256,565
-------------------------------------------------------------------------------
  TOTAL LIABILITIES                       6,403,041      5,448,827    2,682,760
-------------------------------------------------------------------------------
NET ASSETS:
Paid in capital                       1,300,792,712  1,141,690,924  541,306,770
Accumulated undistributed net in-
 vestment income                                 --             --           --
Accumulated undistributed net
 realized gain (loss) on investment
 transactions                                    --          3,020       45,806
-------------------------------------------------------------------------------
  NET ASSETS                         $1,300,792,712 $1,141,693,944 $541,352,576
-------------------------------------------------------------------------------
Net asset value, offering and re-
 demption price per unit
 (net assets/units outstanding)      $         1.00 $         1.00 $       1.00
-------------------------------------------------------------------------------
UNITS OUTSTANDING:
ILA units                             1,175,000,909    818,627,520  448,716,539
ILA Administration units                 33,005,504    298,516,525   10,011,985
ILA Service units                        92,158,753     24,546,879   82,578,246
ILA B units                                 627,546             --           --
-------------------------------------------------------------------------------
  Total units of beneficial inter-
   est outstanding, $.001 par value
   (unlimited number of units au-
   thorized)                          1,300,792,712  1,141,690,924  541,306,770
-------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------

     ILA           ILA                           ILA            ILA           ILA
   TREASURY      TREASURY        ILA          TAX-EXEMPT     TAX-EXEMPT    TAX-EXEMPT
 OBLIGATIONS   INSTRUMENTS     FEDERAL       DIVERSIFIED     CALIFORNIA     NEW YORK
  PORTFOLIO     PORTFOLIO     PORTFOLIO       PORTFOLIO      PORTFOLIO     PORTFOLIO
---------------------------------------------------------------------------------------
 $780,377,857  $753,931,928 $2,302,817,253  $1,527,913,444  $477,864,590  $109,546,005
           --            --             --       1,100,000            --            --
    1,744,407    12,497,120      6,786,880      11,023,421     3,362,359       621,487
       39,605       306,146      2,458,781         534,437    48,551,676       145,047
        4,858         5,543         18,013          75,981        32,512           523
---------------------------------------------------------------------------------------
  782,166,727   766,740,737  2,312,080,927   1,540,647,283   529,811,137   110,313,062
---------------------------------------------------------------------------------------
           --            --             --      17,100,341    21,864,747            --
    2,923,488     3,125,763     10,513,299       4,448,275     1,378,029       289,498
      303,640       390,510        854,394         430,449       191,523        25,228
---------------------------------------------------------------------------------------
    3,227,128     3,516,273     11,367,693      21,979,065    23,434,299       314,726
---------------------------------------------------------------------------------------
 $778,938,312   763,220,615  2,300,713,754   1,518,550,991   506,395,032   110,003,221
           --            --             --         362,642        10,495         1,634
        1,287         3,849           (520)       (245,415)      (28,689)       (6,519)
---------------------------------------------------------------------------------------
 $778,939,599  $763,224,464 $2,300,713,234  $1,518,668,218  $506,376,838  $109,998,336
---------------------------------------------------------------------------------------
 $       1.00  $       1.00 $         1.00  $         1.00  $       1.00  $       1.00
---------------------------------------------------------------------------------------
  511,112,612   334,968,813  1,576,686,979   1,439,400,936   506,030,319    64,377,577
  126,423,998    93,941,688    664,317,311      39,370,344       364,713    45,625,644
  141,401,702   334,310,114     59,709,464      39,976,303            --            --
           --            --             --              --            --            --
---------------------------------------------------------------------------------------
  778,938,312   763,220,615  2,300,713,754   1,518,747,583   506,395,032   110,003,221
---------------------------------------------------------------------------------------

Goldman Sachs Trust--Institutional Liquid Assets
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 1997
(Unaudited)
--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------

                                            ILA          ILA
                                           PRIME        MONEY         ILA
                                        OBLIGATIONS    MARKET     GOVERNMENT
                                         PORTFOLIO    PORTFOLIO    PORTFOLIO
                                              -------------------------------
INVESTMENT INCOME:
Interest income                         $36,818,726  $31,551,085  $20,415,357
-----------------------------------------------------------------------------
EXPENSES:
Management fees                           2,304,601    1,970,975    1,296,807
Transfer agent fees                         263,383      225,254      148,207
Custodian fees                              158,751       88,304       50,693
Professional fees                            28,138        9,591       18,582
Trustees' fees                                8,181        4,827        4,342
Other                                       114,290       42,038       10,976
-----------------------------------------------------------------------------
  TOTAL EXPENSES                          2,877,344    2,340,989    1,529,607
  Less--Expenses reimbursable and fees
   waived by Goldman Sachs                 (153,728)    (294,516)          --
-----------------------------------------------------------------------------
  Net expenses                            2,723,616    2,046,473    1,529,607
  Administration unit fees                   22,355      226,122       19,346
  Service unit fees                         171,261       47,597      206,530
-----------------------------------------------------------------------------
  NET EXPENSES AND UNIT FEES              2,917,232    2,320,192    1,755,483
-----------------------------------------------------------------------------
NET INVESTMENT INCOME                    33,901,494   29,230,893   18,659,874
-----------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) ON INVESTMENT
 TRANSACTIONS                                 1,238        5,729       39,273
-----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS                        $33,902,732  $29,236,622  $18,699,147
-----------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------

    ILA          ILA                       ILA         ILA         ILA
 TREASURY     TREASURY        ILA      TAX-EXEMPT   TAX-EXEMPT  TAX-EXEMPT
OBLIGATIONS  INSTRUMENTS    FEDERAL    DIVERSIFIED  CALIFORNIA   NEW YORK
 PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO   PORTFOLIO   PORTFOLIO
---------------------------------------------------------------------------
$20,288,543  $22,781,661  $79,599,126  $28,921,005  $8,196,886  $1,883,639
---------------------------------------------------------------------------
  1,299,943    1,533,942    5,088,963    2,839,675     823,200     188,173
    148,565      175,308      581,596      324,534      94,080      21,505
     77,876       97,140      188,461       74,954      23,864       7,421
     11,352        3,341       16,630       22,830       3,069       3,205
      3,725        3,941       12,359        8,556       1,641         584
     15,408       50,603       73,708      148,789      56,212       4,095
---------------------------------------------------------------------------
  1,556,869    1,864,275    5,961,717    3,419,338   1,002,066     224,983
    (21,940)    (930,851)  (2,139,560)    (878,512)    (29,819)    (51,279)
---------------------------------------------------------------------------
  1,534,929      933,424    3,822,157    2,540,826     972,247     173,704
     69,046       60,517      494,104       38,270         251      23,906
    227,510      585,414      318,447       91,865          --          --
---------------------------------------------------------------------------
  1,831,485    1,579,355    4,634,708    2,670,961     972,498     197,610
---------------------------------------------------------------------------
 18,457,058   21,202,306   74,964,418   26,250,044   7,224,388   1,686,029
---------------------------------------------------------------------------
     54,081       38,676       73,578       (1,025)      1,331          --
---------------------------------------------------------------------------
$18,511,139  $21,240,982  $75,037,996  $26,249,019  $7,225,719  $1,686,029
---------------------------------------------------------------------------

Goldman Sachs Trust--Institutional Liquid Assets
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
For the Six Months Ended June 30, 1997
(Unaudited)
--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------

                                   ILA              ILA
                                  PRIME            MONEY             ILA
                               OBLIGATIONS        MARKET         GOVERNMENT
                                PORTFOLIO        PORTFOLIO        PORTFOLIO
                                         --------------------------------------
FROM OPERATIONS:
Net investment income        $    33,901,494  $    29,230,893  $    18,659,874
Net realized gain (loss) on
 investment transactions               1,238            5,729           39,273
-------------------------------------------------------------------------------
 Net increase in net assets
  resulting from operations       33,902,732       29,236,622       18,699,147
-------------------------------------------------------------------------------
DISTRIBUTIONS TO
 UNITHOLDERS FROM:
Net investment income
 ILA units                       (31,099,511)     (20,978,957)     (15,587,434)
 ILA Administration units           (749,719)      (7,677,118)        (635,632)
 ILA Service units                (2,046,451)        (574,818)      (2,436,808)
 ILA B units                          (5,813)              --               --
Net realized gain on in-
 vestment transactions
 ILA units                              (747)          (2,182)         (53,496)
 ILA Administration units                (19)            (876)          (2,184)
 ILA Service units                       (49)             (60)          (9,310)
 ILA B units                              (2)              --               --
-------------------------------------------------------------------------------
 Total distributions to
  unitholders                    (33,902,311)     (29,234,011)     (18,724,864)
-------------------------------------------------------------------------------
FROM UNIT TRANSACTIONS (AT
 $1.00 PER UNIT):
Proceeds from sales of
 units                         3,760,690,390    5,041,180,250    2,198,862,487
Reinvestment of dividends
 and distributions                16,526,040       24,581,481        9,359,410
Cost of units repurchased     (3,740,002,235)  (4,913,270,305)  (2,491,777,555)
-------------------------------------------------------------------------------
 Increase (decrease) in net
  assets resulting from
  unit transactions               37,214,195      152,491,426     (283,555,658)
-------------------------------------------------------------------------------
 Total increase (decrease)        37,214,616      152,494,037     (283,581,375)
NET ASSETS:
Beginning of period            1,263,578,096      989,199,907      824,933,951
-------------------------------------------------------------------------------
End of period                $ 1,300,792,712  $ 1,141,693,944  $   541,352,576
-------------------------------------------------------------------------------
Accumulated undistributed
 net investment income                    --               --               --
-------------------------------------------------------------------------------
SUMMARY OF UNIT TRANSAC-
 TIONS (AT $1.00 PER UNIT):
ILA UNITS:
 Units sold                    3,350,620,464    2,908,319,866    1,924,754,590
 Reinvestment of dividends
  and distributions               14,692,525       18,106,184        7,389,638
 Units repurchased            (3,345,057,769)  (2,810,895,116)  (2,178,032,034)
-------------------------------------------------------------------------------
                                  20,255,220      115,530,934     (245,887,806)
-------------------------------------------------------------------------------
ILA ADMINISTRATION UNITS:
 Units sold                      135,768,531    2,045,066,180       61,155,315
 Reinvestment of dividends
  and distributions                  684,572        6,303,002          122,350
 Units repurchased              (127,223,457)  (2,010,111,055)     (87,310,534)
-------------------------------------------------------------------------------
                                   9,229,646       41,258,127      (26,032,869)
-------------------------------------------------------------------------------
ILA SERVICE UNITS:
 Units sold                      273,194,749       87,794,204      212,952,582
 Reinvestment of dividends
  and distributions                1,144,108          172,295        1,847,422
 Units repurchased              (266,890,746)     (92,264,134)    (226,434,987)
-------------------------------------------------------------------------------
                                   7,448,111       (4,297,635)     (11,634,983)
-------------------------------------------------------------------------------
Net increase (decrease) in
 units                            37,214,195*     152,491,426     (283,555,658)
-------------------------------------------------------------------------------

* In addition, ILA B units had sales, reinvestments of dividends and distributions and repurchases of 1,106,646, 4,835 and 830,263 units, respectively, for a net increase of 281,218 units.

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------

      ILA               ILA                               ILA              ILA             ILA
   TREASURY          TREASURY            ILA          TAX-EXEMPT       TAX-EXEMPT      TAX-EXEMPT
  OBLIGATIONS       INSTRUMENTS        FEDERAL        DIVERSIFIED      CALIFORNIA       NEW YORK
   PORTFOLIO         PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO       PORTFOLIO
----------------------------------------------------------------------------------------------------
$    18,457,058   $    21,202,306  $    74,964,418  $    26,250,044  $     7,224,388  $   1,686,029
         54,081            38,676           73,578           (1,025)           1,331             --
----------------------------------------------------------------------------------------------------
     18,511,139        21,240,982       75,037,996       26,249,019        7,225,719      1,686,029
----------------------------------------------------------------------------------------------------
    (13,549,901)      (12,526,985)     (54,464,717)     (24,783,319)      (7,219,332)    (1,199,325)
     (2,256,930)       (1,952,923)     (16,678,440)        (791,248)          (5,056)      (486,704)
     (2,650,227)       (6,722,398)      (3,821,261)        (675,477)              --             --
             --                --               --               --               --             --
        (60,363)          (27,381)          (3,814)              --               --             --
        (10,461)           (5,258)          (1,246)              --               --             --
        (12,754)          (17,538)            (205)              --               --             --
             --                --               --               --               --             --
----------------------------------------------------------------------------------------------------
    (18,540,636)      (21,252,483)     (74,969,683)     (26,250,044)      (7,224,388)    (1,686,029)
----------------------------------------------------------------------------------------------------
  2,511,157,494     2,198,082,018    8,930,667,103    4,810,716,339    1,647,073,802    421,203,402
      6,619,660         9,434,425       52,166,415       20,421,977        6,582,276      1,558,025
 (2,545,874,608)   (2,674,886,161)  (9,972,818,873)  (4,914,929,886)  (1,587,898,925)  (427,257,572)
----------------------------------------------------------------------------------------------------
    (28,097,454)     (467,369,718)    (989,985,355)     (83,791,570)      65,757,153     (4,496,145)
----------------------------------------------------------------------------------------------------
    (28,126,951)     (467,381,219)    (989,917,042)     (83,792,595)      65,758,484     (4,496,145)
    807,066,550     1,230,605,683    3,290,630,276    1,602,460,813      440,618,354    114,494,481
----------------------------------------------------------------------------------------------------
$   778,939,599   $   763,224,464  $ 2,300,713,234  $ 1,518,668,218  $   506,376,838  $ 109,998,336
----------------------------------------------------------------------------------------------------
             --                --               --  $       362,642  $        10,495  $       1,634
----------------------------------------------------------------------------------------------------
  1,762,782,076     1,667,129,939    6,237,841,459    4,670,298,460    1,646,349,481    238,303,240
      5,738,877         8,895,121       43,038,982       19,959,755        6,581,995      1,086,581
 (1,832,017,336)   (2,050,046,518)  (7,007,897,193)  (4,765,380,801)  (1,587,397,014)  (245,190,270)
----------------------------------------------------------------------------------------------------
    (63,496,383)     (374,021,458)    (727,016,752)     (75,122,586)      65,534,462     (5,800,449)
----------------------------------------------------------------------------------------------------
    230,971,899       181,044,845    2,164,353,021       41,568,155          724,321    182,900,162
        220,667           499,456        7,964,940           83,412              281        471,444
   (213,684,999)     (225,303,784)  (2,302,579,048)     (61,378,482)        (501,911)  (182,067,302)
----------------------------------------------------------------------------------------------------
     17,507,567       (43,759,483)    (130,261,087)     (19,726,915)         222,691      1,304,304
----------------------------------------------------------------------------------------------------
    517,403,519       349,907,234      528,472,623       98,849,724               --             --
        660,116            39,848        1,162,493          378,810               --             --
   (500,172,273)     (399,535,859)    (662,342,632)     (88,170,603)              --             --
----------------------------------------------------------------------------------------------------
     17,891,362       (49,588,777)    (132,707,516)      11,057,931               --             --
----------------------------------------------------------------------------------------------------
    (28,097,454)     (467,369,718)    (989,985,355)     (83,791,570)      65,757,153     (4,496,145)
----------------------------------------------------------------------------------------------------

Goldman Sachs Trust--Institutional Liquid Assets
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 1996

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------

                                  ILA               ILA
                                 PRIME             MONEY             ILA
                              OBLIGATIONS         MARKET         GOVERNMENT
                               PORTFOLIO         PORTFOLIO        PORTFOLIO
                                          -------------------------------------
FROM OPERATIONS:
Net investment income       $    75,135,513   $    50,329,934  $    35,679,612
Net realized gain (loss)
 on investment transac-
 tions                               72,405            72,865           62,662
-------------------------------------------------------------------------------
 Net increase in net as-
  sets resulting from op-
  erations                       75,207,918        50,402,799       35,742,274
-------------------------------------------------------------------------------
DISTRIBUTIONS TO
 UNITHOLDERS FROM:
Net investment income
 ILA units                      (67,076,054)      (38,261,044)     (29,556,990)
 ILA Administration units        (2,206,827)      (10,545,315)      (2,048,010)
 ILA Service units               (5,850,540)       (1,523,575)      (4,074,612)
 ILA B units                         (2,092)               --               --
Net realized gain on in-
 vestment transactions
 ILA units                          (65,059)          (54,983)         (38,029)
 ILA Administration units            (2,127)          (15,267)          (2,635)
 ILA Service units                   (5,640)           (2,206)          (5,242)
-------------------------------------------------------------------------------
 Total distributions to
  unitholders                   (75,208,339)      (50,402,390)     (35,725,518)
-------------------------------------------------------------------------------
FROM UNIT TRANSACTIONS (AT
 $1.00 PER UNIT):
Proceeds from sales of
 units                        9,633,671,566     8,281,604,075    5,115,245,365
Reinvestment of dividends
 and distributions               40,414,429        38,191,105       17,312,306
Cost of units repurchased    (9,962,009,233)   (8,092,253,028)  (5,011,078,568)
-------------------------------------------------------------------------------
 Increase (decrease) in
  net assets resulting
  from unit transactions       (287,923,238)      227,542,152      121,479,103
-------------------------------------------------------------------------------
 Total increase (decrease)     (287,923,659)      227,542,561      121,495,859
NET ASSETS:
Beginning of year             1,551,501,755       761,657,346      703,438,092
-------------------------------------------------------------------------------
End of year                 $ 1,263,578,096   $   989,199,907  $   824,933,951
-------------------------------------------------------------------------------
Accumulated undistributed
 net investment income                   --                --               --
-------------------------------------------------------------------------------
SUMMARY OF UNIT TRANSAC-
 TIONS (AT $1.00 PER
 UNIT):
ILA UNITS:
 Units sold                   8,756,241,159     5,161,953,773    4,490,979,392
 Reinvestment of dividends
  and distributions              36,833,028        30,348,683       13,978,786
 Units repurchased           (8,899,537,496)   (5,063,361,343)  (4,380,790,567)
-------------------------------------------------------------------------------
                               (106,463,309)      128,941,113      124,167,611
-------------------------------------------------------------------------------
ILA ADMINISTRATION UNITS:
 Units sold                     318,656,203     2,902,067,359      220,574,807
 Reinvestment of dividends
  and distributions               1,520,549         7,510,848          283,223
 Units repurchased             (359,456,201)   (2,816,742,074)    (232,371,387)
-------------------------------------------------------------------------------
                                (39,279,449)       92,836,133      (11,513,357)
-------------------------------------------------------------------------------
ILA SERVICE UNITS:
 Units sold                     558,266,701       217,582,943      403,691,166
 Reinvestment of dividends
  and distributions               2,060,072           331,574        3,050,297
 Units repurchased             (702,853,581)     (212,149,611)    (397,916,614)
-------------------------------------------------------------------------------
                               (142,526,808)        5,764,906        8,824,849
-------------------------------------------------------------------------------
Net increase (decrease) in
 units                         (288,269,566)*     227,542,152      121,479,103
-------------------------------------------------------------------------------

* In addition, ILA B units had sales, reinvestments of dividends and distributions and repurchases of 507,503, 780 and 161,955 units, respectively, for a net increase of 346,328 units.

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------

      ILA               ILA                                ILA              ILA             ILA
   TREASURY          TREASURY            ILA           TAX-EXEMPT       TAX-EXEMPT      TAX-EXEMPT
  OBLIGATIONS       INSTRUMENTS        FEDERAL         DIVERSIFIED      CALIFORNIA       NEW YORK
   PORTFOLIO         PORTFOLIO        PORTFOLIO         PORTFOLIO        PORTFOLIO       PORTFOLIO
-----------------------------------------------------------------------------------------------------
$    44,242,234   $    50,019,031  $    137,805,192  $    49,128,456  $    12,042,847  $   3,053,285
        195,578           416,602            (4,477)         (12,968)              15         (4,539)
-----------------------------------------------------------------------------------------------------
     44,437,812        50,435,633       137,800,715       49,115,488       12,042,862      3,048,746
-----------------------------------------------------------------------------------------------------
    (32,818,890)      (30,911,761)     (101,011,206)     (46,819,418)     (12,036,826)    (2,289,010)
     (4,742,767)       (4,651,770)      (30,041,532)      (1,375,597)          (6,021)      (764,275)
     (6,680,577)      (14,455,500)       (6,752,454)        (933,441)              --             --
             --                --                --               --               --             --
       (124,367)         (251,459)               --               --               --             --
        (17,973)          (37,841)               --               --               --             --
        (25,316)         (117,591)               --               --               --             --
-----------------------------------------------------------------------------------------------------
    (44,409,890)      (50,425,922)     (137,805,192)     (49,128,456)     (12,042,847)    (3,053,285)
-----------------------------------------------------------------------------------------------------
  5,362,879,167     5,282,794,697    15,965,974,823    9,518,523,372    2,958,021,573    648,758,829
     13,347,956        20,444,542        79,358,869       35,078,864       11,445,149      2,949,980
 (5,492,732,128)   (4,850,904,367)  (15,106,127,095)  (9,392,133,030)  (2,875,637,134)  (654,470,394)
-----------------------------------------------------------------------------------------------------
   (116,505,005)      452,334,872       939,206,597      161,469,206       93,829,588     (2,761,585)
-----------------------------------------------------------------------------------------------------
   (116,477,083)      452,344,583       939,202,120      161,456,238       93,829,603     (2,766,124)
    923,543,633       778,261,100     2,351,428,156    1,441,004,575      346,788,751    117,260,605
-----------------------------------------------------------------------------------------------------
$   807,066,550   $ 1,230,605,683  $  3,290,630,276  $ 1,602,460,813  $   440,618,354  $ 114,494,481
-----------------------------------------------------------------------------------------------------
             --                --                --  $       362,642  $        10,495  $       1,634
-----------------------------------------------------------------------------------------------------
  3,696,243,017     3,783,423,031    11,171,686,790    9,264,641,627    2,957,305,487    340,781,821
     11,811,603        19,300,481        66,486,820       34,471,658       11,444,982      2,236,468
 (3,844,547,762)   (3,680,022,103)  (10,666,427,699)  (9,127,243,309)  (2,875,001,835)  (363,376,230)
-----------------------------------------------------------------------------------------------------
   (136,493,142)      122,701,409       571,745,911      171,869,976       93,748,634    (20,357,941)
-----------------------------------------------------------------------------------------------------
    659,581,577       470,006,128     3,606,492,816      142,908,870          716,086    307,977,008
        855,243         1,082,829        11,506,068          298,114              167        713,512
   (644,240,509)     (402,096,387)   (3,340,378,274)    (132,882,806)        (635,299)  (291,094,164)
-----------------------------------------------------------------------------------------------------
     16,196,311        68,992,570       277,620,610       10,324,178           80,954     17,596,356
-----------------------------------------------------------------------------------------------------
  1,007,054,573     1,029,365,538     1,187,795,217      110,972,875               --             --
        681,110            61,232         1,365,981          309,092               --             --
 (1,003,943,857)     (768,785,877)   (1,099,321,122)    (132,006,915)              --             --
-----------------------------------------------------------------------------------------------------
      3,791,826       260,640,893        89,840,076      (20,724,948)              --             --
-----------------------------------------------------------------------------------------------------
   (116,505,005)      452,334,872       939,206,597      161,469,206       93,829,588     (2,761,585)
-----------------------------------------------------------------------------------------------------

Goldman Sachs Trust--Institutional Liquid Assets
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
June 30, 1997
(Unaudited)
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------
1.ORGANIZATION
Effective May 1, 1997, the Goldman Sachs Money Market Trust was reorganized from a Massachusetts business trust to a Delaware business trust named the Goldman Sachs Trust (the "Trust"). The Trust includes the Goldman Sachs-- Institutional Liquid Assets Portfolios, collectively "ILA". The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. ILA consists of nine portfolios: Prime Obligations, Money Market, Government, Treasury Obligations, Treasury Instruments, Federal, Tax-Exempt Diversified, Tax-Exempt California and Tax-Exempt New York. All of the portfolios are diversified except for the Tax-Exempt California and Tax-Exempt New York Portfolios. ILA offers three classes of units for each of its portfolios: ILA units, ILA Administration units and ILA Service units. In addition, the Prime Obligations Portfolio offers ILA B units. The investment objective of the Funds is to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity.

2.SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by ILA. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts.

A. Investment Valuation--
ILA uses the amortized-cost method for valuing portfolio securities, which approximates market value. Under this method, all investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.

B. Interest Income--
Interest income is determined on the basis of interest accrued, premium amortized and discount earned.

C. Federal Taxes--
It is each portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all investment company taxable and tax-exempt income to its unitholders. Accordingly, no federal tax provisions are required.
 The characterization of distributions to unitholders for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Portfolio's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

At December 31, 1996 (tax year end), the following portfolios had capital loss carryforwards for U.S. Federal tax purposes of approximately:

                                   YEARS OF
   PORTFOLIO             AMOUNT   EXPIRATION
   ---------            -------- ------------
Federal                 $ 72,000 2000 to 2004
Tax-Exempt Diversified   244,000 1997 to 2004
Tax-Exempt California     30,000 1999 to 2003
Tax-Exempt New York        7,000 1999 to 2004

These amounts are available to be carried forward to offset future capital gains to the extent permitted by applicable laws or regulations.

D. Expenses--
Expenses incurred by ILA which do not specifically relate to an individual portfolio of ILA are allocated to the portfolios based on each portfolio's relative average net assets for the period.

 Unitholders of ILA Administration, ILA Service and ILA B units bear all expenses and fees paid to service and distribution organizations for their services with respect

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------
to such units as well as other expenses (subject to expense limitations) which are directly attributable to such units.

3.AGREEMENTS
Goldman Sachs Asset Management ("GSAM"), a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), acts as investment adviser pursuant to an investment Management Agreement (the "Agreement"). Under the Agreement, GSAM, subject to general supervision by the Trust's Board of Trustees, manages the portfolios and provides for the administration of ILA's other affairs. As compensation for the services rendered under the Agreement and the assumption of the expenses related thereto, GSAM is entitled to a fee, computed daily and payable monthly, at an annual rate equal to .35% of each portfolio's average daily net assets. For the six months ended June 30, 1997, GSAM has voluntarily agreed to waive a portion of its management fees for the Money Market, Treasury Instruments, Federal, Tax-Exempt Diversified and Tax-Exempt New York Portfolios, respectively.
 Goldman Sachs also serves as ILA's transfer agent under a Transfer Agency Agreement for a fee. In addition, Goldman Sachs acts as ILA's distributor under a Distribution Agreement for which it receives no compensation. Amounts due to Goldman Sachs are included in "Accrued expenses and other liabilities" in the accompanying Statements of Assets and Liabilities.
 GSAM has voluntarily agreed that if the sum of a portfolio's expenses (including the advisory fee, but excluding interest, taxes, brokerage commissions, litigation and indemnification expenses, administration, authorized dealer service, distribution and service plan fees and other extraordinary expenses) exceeds on an annualized basis .42% (.41% prior to May 1, 1997) of such portfolio's net assets, the portfolio will be reimbursed in the amount of such excess monthly.
 For the six months ended June 30, 1997, GSAM has voluntarily agreed to reimburse the Money Market, Treasury Instruments, Federal, Tax-Exempt Diversified and Tax-Exempt New York Portfolios to the extent that each portfolio's expenses, as defined above, exceed .37%, .22%, .27%, .32% and .33%, respectively, of the average net assets per annum. Amounts due from Goldman Sachs at June 30, 1997 are included in "Other assets"in the accompanying Statements of Assets and Liabilities.
 The ILA B units of Prime Obligations Portfolio have adopted a Distribution Plan (the "Distribution Plan") pursuant to Rule 12b-1. Under the Distribution Plan, Goldman Sachs is entitled to a quarterly fee for distribution services equal, on an annual basis, up to .75% of ILA B units average daily net assets.
 The ILA B units of Prime Obligations Portfolio have also adopted an Authorized Dealer Service Plan (the "Service Plan") pursuant to which Goldman Sachs and Authorized Dealers are compensated for providing personal and account maintenance services. ILA B units pay a fee under this Service Plan equal, on an annual basis, up to .25% of ILA Class B's average daily net assets.

Goldman Sachs Trust--Institutional Liquid Assets
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 1997
(Unaudited)
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------
 The chart below outlines the fee waivers and expense reimbursements for the six months ended June 30, 1997 and amounts owed to and due from Goldman Sachs at June 30, 1997 (in thousands):

                                                      Amounts
                                              Amounts   due
                 Management  Expense          due to   from
                    Fee     Reimburse-        Goldman Goldman
Portfolio          Waived     ments    Total   Sachs   Sachs
Prime
 Obligations
 Portfolio         $ --        $154    $  154  $422     $63
-------------------------------------------------------------
Money Market
 Portfolio            263        32       295   352     --
-------------------------------------------------------------
Government
 Portfolio           --         --       --     228     --
-------------------------------------------------------------
Treasury
 Obligations
 Portfolio           --          22        22   262     --
-------------------------------------------------------------
Treasury
 Instruments
 Portfolio            863        68       931   135     --
-------------------------------------------------------------
Federal
 Portfolio          2,140        --     2,140   546     --
-------------------------------------------------------------
Tax-Exempt
 Diversified
 Portfolio            786        93       879   378      58
-------------------------------------------------------------
Tax-Exempt
 California
 Portfolio           --          30        30   161      21
-------------------------------------------------------------
Tax-Exempt New
 York Portfolio        47         4        51    25     --

4.ADMINISTRATION AND SERVICE PLANS
ILA has adopted Administration and Service Plans. These plans allow for ILA Administration units and ILA Service units, respectively, to compensate service organizations for providing varying levels of account administration and unitholder liaison services to their customers who are beneficial owners of such units. The Administration and Service Plans provide for compensation to the service organizations in an amount up to .15% and .40% (on an annualized basis), respectively, of the average daily net asset value of the respective units.

5.LINE OF CREDIT FACILITY
ILA participates in a $250,000,000 uncommitted, unsecured revolving line of credit facility to be used solely for temporary or emergency purposes. Under the most restrictive arrangement, each Portfolio must own securities having a market value in excess of 300% of the total bank borrowings. The interest rate on the borrowings is based on the Federal Funds rate. During the six months ended June 30, 1997, ILA did not have any borrowings under this facility.

6.REPURCHASE AGREEMENTS
During the term of a repurchase agreement, the value of the underlying securities, including accrued interest, is required to equal or exceed the value of the repurchase agreement. The underlying securities for all repurchase agreements are held in safekeeping by a custodian.

7.JOINT REPURCHASE AGREEMENT ACCOUNTS
The ILA Portfolios, together with other registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash balances into joint accounts, the daily aggregate balances of which are invested in one or more repurchase agreements. The underlying securities for the repurchase agreements are U.S. Treasury obligations.
 As of June 30, 1997, the Prime Obligations, Money Market, Government and Treasury Obligations Portfolios had investments in the following joint account of $184,900,000, $79,800,000, $128,600,000 and $202,800,000 in principal amount, respectively. As of June 30, 1997, the repurchase agreements in this joint account, along with the corresponding underlying securities (including the

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------
type of security, market value, interest rate and maturity date), were as follows:

 Principal             Interest                     Maturity                       Amortized
  Amount                 Rate                         Date                            Cost
-----------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
CIBC Wood Gundy Securities, dated 06/30/97, repurchase price $32,905,438
 (U.S. Treasury Note: $33,560,121, 6.375%, 03/31/01)
$32,900,000              5.95%                      07/01/97                     $   32,900,000
Deutsche Bank, dated 06/30/97, repurchase price $975,165,208 (U.S.
 Treasury Notes: $972,860,973, 5.00%-8.50%, 11/30/97-05/15/07; U.S.
 Treasury Stripped Securities: $21,639,768, 08/15/99-02/15/07)
975,000,000              6.10                       07/01/97                        975,000,000
Donaldson Lufkin & Jenrette, Inc., dated 06/30/97, repurchase price
 $520,085,944 (U.S. Treasury Stripped Securities: $499,717,019, 08/15/97-
 05/15/07; U.S. Treasury Notes: $30,683,075, 6.125%-6.25%, 09/30/00-
 02/15/07))
520,000,000              5.95                       07/01/97                        520,000,000
Swiss Bank Corp., dated 06/30/97, repurchase price $503,483,200 (U.S.
 Treasury Notes: $480,019,868, 3.375%-9.125%, 07/31/97-01/15/07; U.S.
 Treasury Bills: $34,569,420, 07/24/97-05/28/98; U.S. Treasury Bond:
 $615,008, 10.75%, 08/15/05)
503,400,000              5.95                       07/01/97                        503,400,000
Swiss Bank Corp., dated 06/30/97, repurchase price $100,014,722 (U.S.
 Treasury Notes: $95,543,523, 3.375%-9.125%, 07/31/97-01/15/07; U.S.
 Treasury Bills: $6,880,724, 07/24/97-05/28/98; U.S. Treasury Bond:
 $122,412, 10.75%, 08/15/05)
100,000,000              5.30                       07/01/97                        100,000,000
-----------------------------------------------------------------------------------------------
TOTAL JOINT REPURCHASE AGREEMENT ACCOUNT                                         $2,131,300,000
-----------------------------------------------------------------------------------------------

8.OTHER MATTERS
Pursuant to an SEC exemptive order, certain of the Portfolios may enter into certain principal transactions, including repurchase agreements, with Goldman, Sachs & Co. subject to certain limitations which include the following: 25% of eligible security transactions, as defined, and 10% of repurchase agreement transactions.

Goldman Sachs Trust--Institutional Liquid Assets
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
Selected Data for a Unit Outstanding Throughout Each Period
Prime Obligations Portfolio
-------------------------------------------------------------------------------
------------------------------------------------------

                             Income from investment operations
                            -----------------------------------
                                                                                                                  Ratio of net
                  Net asset            Net realized    Total                   Net asset             Ratio of net  investment
                  value at     Net       gain on    income from                value at              expenses to   income to
                  beginning investment  investment  investment  Distributions     end      Total     average net  average net
                  of period   income   transactions operations  to unitholders of period return(a)      assets       assets
              -----------------------------------------------------------------------------------------------------------
FOR THE SIX
MONTHS ENDED
JUNE 30,
(UNAUDITED)
1997-ILA units..    $1.00    $0.0257          --      $0.0257      $(0.0257)     $1.00     5.30%(d)      0.41%(d)     5.18%(d)
1997-ILA
Administration
units...........     1.00     0.0249          --       0.0249       (0.0249)      1.00     5.15(d)       0.56(d)      5.03(d)
1997-ILA Service
units...........     1.00     0.0237          --       0.0237       (0.0237)      1.00     4.89(d)       0.81(d)      4.78(d)
1997-ILA B
units...........     1.00     0.0207          --       0.0207       (0.0207)      1.00     4.26(d)       1.41(d)      4.17(d)
FOR THE YEARS
ENDED DECEMBER
31,
1996-ILA units..     1.00     0.0511          --       0.0511       (0.0511)      1.00     5.22          0.41         5.11
1996-ILA
Administration
units...........     1.00     0.0497          --       0.0497       (0.0497)      1.00     5.06          0.56         4.97
1996-ILA Service
units...........     1.00     0.0474          --       0.0474       (0.0474)      1.00     4.80          0.81         4.74
1996-ILA B
units(b)........     1.00     0.0262          --       0.0262       (0.0262)      1.00     3.97(d)       1.41(d)      4.09(d)
1995-ILA units..     1.00     0.0566          --       0.0566       (0.0566)      1.00     5.79          0.41         5.66
1995-ILA
Administration
units...........     1.00     0.0551          --       0.0551       (0.0551)      1.00     5.63          0.56         5.51
1995-ILA Service
units...........     1.00     0.0522          --       0.0522       (0.0522)      1.00     5.37          0.81         5.22
1994-ILA units..     1.00     0.0394          --       0.0394       (0.0394)      1.00     4.07          0.40         3.94
1994-ILA
Administration
units...........     1.00     0.0379          --       0.0379       (0.0379)      1.00     3.91          0.55         3.79
1994-ILA Service
units...........     1.00     0.0365          --       0.0365       (0.0365)      1.00     3.66          0.80         3.65
1993-ILA units..     1.00     0.0291      0.0002       0.0293       (0.0293)      1.00     2.97          0.40         2.91
1993-ILA
Administration
units...........     1.00     0.0275      0.0003       0.0278       (0.0278)      1.00     2.82          0.55         2.75
1993-ILA Service
units...........     1.00     0.0250      0.0001       0.0251       (0.0252)      1.00     2.56          0.80         2.50
1992-ILA units..     1.00     0.0364      0.0010       0.0374       (0.0374)      1.00     3.75          0.40         3.64
1992-ILA
Administration
units...........     1.00     0.0339      0.0010       0.0349       (0.0349)      1.00     3.60          0.55         3.39
1992-ILA Service
units...........     1.00     0.0311      0.0010       0.0321       (0.0320)      1.00     3.34          0.80         3.11
1991-ILA units..     1.00     0.0591      0.0003       0.0594       (0.0594)      1.00     6.10          0.40         5.91
1991-ILA
Administration
units...........     1.00     0.0568      0.0003       0.0571       (0.0571)      1.00     5.94          0.55         5.68
1991-ILA Service
units...........     1.00     0.0558      0.0003       0.0561       (0.0561)      1.00     5.68          0.80         5.58
1990-ILA units..     1.00     0.0793          --       0.0793       (0.0793)      1.00     8.21          0.38         7.93
1990-ILA
Administration
units(c)........     1.00     0.0438          --       0.0438       (0.0438)      1.00     7.81(d)       0.55(d)      7.62(d)
1990-ILA Service
units(c)........     1.00     0.0425          --       0.0425       (0.0425)      1.00     7.56(d)       0.80(d)      7.25(d)
1989-ILA units..     1.00     0.0890          --       0.0890       (0.0890)      1.00     9.27          0.40         8.90
1988-ILA units..     1.00     0.0714          --       0.0714       (0.0714)      1.00     7.48          0.40         7.14
1987-ILA units..     1.00     0.0634          --       0.0634       (0.0634)      1.00     6.50          0.40         6.34
                             Ratios assuming no waiver
                              of fees and no expense
                                    limitations
                             -------------------------
                     Net                  Ratio of net
                  assets at  Ratio of net  investment
                    end of   expenses to   income to
                    period   average net  average net
                  (in 000's)    assets       assets
              -----------------------------------------------------------------------------------------------------------
FOR THE SIX
MONTHS ENDED
JUNE 30,
(UNAUDITED)
1997-ILA units..  $1,175,001     0.43%(d)     5.16%(d)
1997-ILA
Administration
units...........      33,005     0.58(d)      5.01(d)
1997-ILA Service
units...........      92,159     0.83(d)      4.76(d)
1997-ILA B
units...........         628     1.43(d)      4.15(d)
FOR THE YEARS
ENDED DECEMBER
31,
1996-ILA units..   1,154,787     0.43         5.09
1996-ILA
Administration
units...........      23,738     0.58         4.95
1996-ILA Service
units...........      84,707     0.83         4.72
1996-ILA B
units(b)........         346     1.43(d)      4.07(d)
1995-ILA units..   1,261,251     0.43         5.64
1995-ILA
Administration
units...........      63,018     0.58         5.49
1995-ILA Service
units...........     227,233     0.83         5.20
1994-ILA units..   1,963,846     0.42         3.92
1994-ILA
Administration
units...........     149,234     0.57         3.77
1994-ILA Service
units...........     170,453     0.82         3.63
1993-ILA units..   2,332,771     0.42         2.89
1993-ILA
Administration
units...........     189,431     0.57         2.73
1993-ILA Service
units...........     137,804     0.82         2.48
1992-ILA units..   3,444,591     0.42         3.62
1992-ILA
Administration
units...........     257,321     0.57         3.37
1992-ILA Service
units...........      22,044     0.82         3.09
1991-ILA units..   3,531,736     0.42         5.89
1991-ILA
Administration
units...........     198,417     0.57         5.66
1991-ILA Service
units...........      18,789     0.82         5.56
1990-ILA units..   2,833,541     0.38         7.93
1990-ILA
Administration
units(c)........     209,272     0.55(d)      7.62(d)
1990-ILA Service
units(c)........      19,039     0.80(d)      7.25(d)
1989-ILA units..   3,761,964     0.40         8.90
1988-ILA units..   3,799,628     0.40         7.14
1987-ILA units..   5,814,280     0.40         6.34

----
(a)Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b)ILA Class B unit activity commenced during May of 1996.
(c)ILA Administration and Service unit activity commenced during June of 1990.
(d)Annualized.


The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust--Institutional Liquid Assets
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Unit Outstanding Throughout Each Period
Money Market Portfolio
-------------------------------------------------------------------------------
------------------------------------------------------

                             Income from investment operations
                            -----------------------------------
                  Net asset            Net realized    Total
                  value at     Net       gain on    income from
                  beginning investment  investment  investment
                  of period   income   transactions operations
              ------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED
JUNE 30, (UNAUDITED)
1997-ILA units..    $1.00    $0.0260     $    --      $0.0260
1997-ILA
Administration
units...........     1.00     0.0253          --       0.0253
1997-ILA Service
units...........     1.00     0.0240          --       0.0240
FOR THE YEARS
ENDED DECEMBER
31,
1996-ILA units..     1.00     0.0515      0.0001       0.0516
1996-ILA
Administration
units...........     1.00     0.0500      0.0001       0.0501
1996-ILA Service
units...........     1.00     0.0475      0.0001       0.0476
1995-ILA units..     1.00     0.0571          --       0.0571
1995-ILA
Administration
units...........     1.00     0.0555          --       0.0555
1995-ILA Service
units...........     1.00     0.0529          --       0.0529
1994-ILA units..     1.00     0.0401          --       0.0401
1994-ILA
Administration
units...........     1.00     0.0388          --       0.0388
1994-ILA Service
units...........     1.00     0.0364          --       0.0364
1993-ILA units..     1.00     0.0296      0.0003       0.0299
1993-ILA
Administration
units...........     1.00     0.0281      0.0003       0.0284
1993-ILA Service
units...........     1.00     0.0257      0.0002       0.0259
1992-ILA units..     1.00     0.0368      0.0004       0.0372
1992-ILA
Administration
units...........     1.00     0.0356      0.0004       0.0360
1992-ILA Service
units...........     1.00     0.0358      0.0006       0.0364
1991-ILA units..     1.00     0.0591      0.0004       0.0595
1991-ILA
Administration
units...........     1.00     0.0574      0.0004       0.0578
1991-ILA Service
units...........     1.00     0.0547      0.0004       0.0551
1990-ILA units..     1.00     0.0793      0.0001       0.0794
1990-ILA
Administration
units(c)........     1.00     0.0424      0.0001       0.0425
1990-ILA Service
units(c)........     1.00     0.0438          --       0.0438
1989-ILA units..     1.00     0.0885      0.0001       0.0886
1988-ILA units..     1.00     0.0751          --       0.0751
FOR THE PERIOD DECEMBER 2, 1987 (COMMENCEMENT OF
OPERATIONS) THROUGH DECEMBER 31,
1987-ILA units..     1.00     0.0063          --       0.0063
                                                                                              Ratios assuming no
                                                                                             waiver of fees and no
                                                                                              expense limitations
                                                                                           -------------------------
                                                                                                        Ratio of net
                                                                   Ratio of net    Net                   investment
                                Net asset             Ratio of net  investment  assets at  Ratio of net  income to
                  Distributions value at              expenses to   income to      end     expenses  to   average
                       to          end      Total     average net  average net  of period  average net      net
                   unitholders  of period return(a)      assets       assets    (in 000's)    assets       assets
              ------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED
JUNE 30, (UNAUDITED)
1997-ILA units..    $(0.0260)     $1.00     5.37%(b)      0.36%(b)     5.24%(b) $  818,629     0.42%(b)     5.18%(b)
1997-ILA
Administration
units...........     (0.0253)      1.00     5.21(b)       0.51(b)      5.09(b)     298,518     0.57(b)      5.03(b)
1997-ILA Service
units...........     (0.0240)      1.00     4.95(b)       0.76(b)      4.84(b)      24,547     0.82(b)      4.78(b)
FOR THE YEARS
ENDED DECEMBER
31,
1996-ILA units..     (0.0516)      1.00     5.27          0.36         5.15        703,097     0.43         5.08
1996-ILA
Administration
units...........     (0.0501)      1.00     5.12          0.51         5.00        257,258     0.58         4.93
1996-ILA Service
units...........     (0.0476)      1.00     4.86          0.76         4.75         28,845     0.83         4.68
1995-ILA units..     (0.0571)      1.00     5.85          0.36         5.71        574,155     0.42         5.65
1995-ILA
Administration
units...........     (0.0555)      1.00     5.69          0.51         5.55        164,422     0.57         5.49
1995-ILA Service
units...........     (0.0529)      1.00     5.43          0.76         5.29         23,080     0.82         5.23
1994-ILA units..     (0.0401)      1.00     4.13          0.35         4.01        559,470     0.43         3.93
1994-ILA
Administration
units...........     (0.0388)      1.00     3.98          0.50         3.88        145,867     0.58         3.80
1994-ILA Service
units...........     (0.0364)      1.00     3.72          0.75         3.61         21,862     0.83         3.53
1993-ILA units..     (0.0299)      1.00     3.03          0.35         2.96        699,604     0.43         2.88
1993-ILA
Administration
units...........     (0.0284)      1.00     2.88          0.50         2.81        150,452     0.58         2.73
1993-ILA Service
units...........     (0.0259)      1.00     2.62          0.75         2.57         11,166     0.83         2.49
1992-ILA units..     (0.0372)      1.00     3.76          0.35         3.68        884,571     0.43         3.60
1992-ILA
Administration
units...........     (0.0360)      1.00     3.61          0.50         3.56        187,445     0.58         3.48
1992-ILA Service
units...........     (0.0364)      1.00     3.35          0.75         3.58         15,114     0.83         3.50
1991-ILA units..     (0.0595)      1.00     6.12          0.35         5.91      1,153,191     0.42         5.84
1991-ILA
Administration
units...........     (0.0578)      1.00     5.96          0.50         5.74        210,330     0.57         5.67
1991-ILA Service
units...........     (0.0551)      1.00     5.70          0.75         5.47         56,586     0.82         5.40
1990-ILA units..     (0.0794)      1.00     8.24          0.35         7.93        924,141     0.40         7.88
1990-ILA
Administration
units(c)........     (0.0425)      1.00     7.86(b)       0.50(b)      7.63(b)     204,477     0.55(b)      7.58(b)
1990-ILA Service
units(c)........     (0.0438)      1.00     7.61(b)       0.75(b)      7.46(b)      38,128     0.80(b)      7.41(b)
1989-ILA units..     (0.0886)      1.00     9.31          0.35         8.85      1,295,389     0.40         8.80
1988-ILA units..     (0.0751)      1.00     7.66          0.27         7.51        701,105     0.40         7.38
FOR THE PERIOD DECEMBER 2, 1987 (COMMENCEMENT OF
OPERATIONS) THROUGH DECEMBER 31,
1987-ILA units..     (0.0063)      1.00     7.38(b)       0.15(b)      7.62(b)     183,633     0.40(b)      7.37(b)

----
(a)Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b)Annualized.
(c)ILA Administration and Service unit activity commenced during June of 1990.


The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust--Institutional Liquid Assets
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Unit Outstanding Throughout Each Period
Government Portfolio
-------------------------------------------------------------------------------
------------------------------------------------------

                              Income from investment operations
                             -----------------------------------
                                            Net
                  Net assets              realized      Total
                   value at     Net       gain on    income from
                  beginning  investment  investment  investment
                  of period    income   transactions operations
               ------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED
JUNE 30, (UNAUDITED)
------------------------
1997-ILA units..    $1.00     $0.0253     $0.0001      $0.0254
1997-ILA
Administration
units...........     1.00      0.0244      0.0001       0.0245
1997-ILA Service
units...........     1.00      0.0234          --       0.0234
FOR THE YEARS ENDED
DECEMBER 31,
-------------------
1996-ILA units..     1.00      0.0504      0.0001       0.0505
1996-ILA
Administration
units...........     1.00      0.0489      0.0001       0.0490
1996-ILA Service
units...........     1.00      0.0463      0.0001       0.0464
1995-ILA units..     1.00      0.0562      0.0002       0.0564
1995-ILA
Administration
units...........     1.00      0.0549      0.0002       0.0551
1995-ILA Service
units...........     1.00      0.0519      0.0002       0.0521
1994-ILA units..     1.00      0.0378      0.0002       0.0380
1994-ILA
Administration
units...........     1.00      0.0362      0.0002       0.0364
1994-ILA Service
units...........     1.00      0.0350      0.0002       0.0352
1993-ILA units..     1.00      0.0282      0.0008       0.0290
1993-ILA
Administration
units...........     1.00      0.0267      0.0008       0.0275
1993-ILA Service
units...........     1.00      0.0242      0.0006       0.0248
1992-ILA units..     1.00      0.0338      0.0027       0.0365
1992-ILA
Administration
units...........     1.00      0.0325      0.0027       0.0352
1992-ILA Service
units...........     1.00      0.0309      0.0030       0.0339
1991-ILA units..     1.00      0.0567      0.0011       0.0578
1991-ILA
Administration
units...........     1.00      0.0545      0.0011       0.0556
1991-ILA Service
units...........     1.00      0.0522      0.0011       0.0533
1990-ILA units..     1.00      0.0779      0.0003       0.0782
1990-ILA
Administration
units(c)........     1.00      0.0439      0.0004       0.0443
1990-ILA Service
units(c)........     1.00      0.0359      0.0002       0.0361
1989-ILA units..     1.00      0.0877      0.0001       0.0878
1988-ILA units..     1.00      0.0716      0.0002       0.0718
1987-ILA units..     1.00      0.0622      0.0001       0.0623
                                                                                               Ratios assuming no
                                                                                              waiver of fees and no
                                                                                               expense limitations
                                                                                            -------------------------
                                                                    Ratio of net    Net                  Ratio of net
                                 Net asset             Ratio of net  investment  assets at  Ratio of net  investment
                                 value at              expenses to   income to      end     expenses  to  income to
                  Distributions     end      Total     average net  average net  of period  average net  average net
                  to unitholders of period return(a)      assets       assets    (in 000's)    assets       assets
               ------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED
JUNE 30, (UNAUDITED)
------------------------
1997-ILA units..     $(0.0254)     $1.00     5.25%(b)      0.41%(b)     5.09%(b) $  448,755     0.41%(b)     5.09%(b)
1997-ILA
Administration
units...........      (0.0245)      1.00     5.09(b)       0.56(b)      4.94(b)      10,013     0.56(b)      4.94(b)
1997-ILA Service
units...........      (0.0234)      1.00     4.83(b)       0.81(b)      4.69(b)      82,585     0.81(b)      4.69(b)
FOR THE YEARS ENDED
DECEMBER 31,
-------------------
1996-ILA units..      (0.0504)      1.00     5.15          0.41         5.04        694,651     0.44         5.01
1996-ILA
Administration
units...........      (0.0489)      1.00     4.99          0.56         4.89         36,055     0.59         4.86
1996-ILA Service
units...........      (0.0463)      1.00     4.73          0.81         4.63         94,228     0.84         4.60
1995-ILA units..      (0.0564)      1.00     5.77          0.41         5.62        570,469     0.43         5.60
1995-ILA
Administration
units...........      (0.0551)      1.00     5.62          0.56         5.49         47,558     0.58         5.47
1995-ILA Service
units...........      (0.0521)      1.00     5.35          0.81         5.19         85,401     0.83         5.17
1994-ILA units..      (0.0380)      1.00     3.94          0.40         3.78        881,520     0.44         3.74
1994-ILA
Administration
units...........      (0.0364)      1.00     3.79          0.55         3.62         95,483     0.59         3.58
1994-ILA Service
units...........      (0.0352)      1.00     3.53          0.80         3.50        156,930     0.84         3.46
1993-ILA units..      (0.0291)      1.00     2.94          0.40         2.82      1,315,378     0.43         2.79
1993-ILA
Administration
units...........      (0.0276)      1.00     2.79          0.55         2.67        161,845     0.58         2.64
1993-ILA Service
units...........      (0.0250)      1.00     2.53          0.80         2.42        101,272     0.83         2.39
1992-ILA units..      (0.0364)      1.00     3.70          0.40         3.38      1,785,472     0.42         3.36
1992-ILA
Administration
units...........      (0.0351)      1.00     3.55          0.55         3.25        461,542     0.57         3.23
1992-ILA Service
units...........      (0.0336)      1.00     3.29          0.80         3.09         56,389     0.82         3.07
1991-ILA units..      (0.0578)      1.00     5.91          0.40         5.67      2,103,627     0.43         5.64
1991-ILA
Administration
units...........      (0.0556)      1.00     5.75          0.55         5.45        464,060     0.58         5.42
1991-ILA Service
units...........      (0.0533)      1.00     5.49          0.80         5.22        200,176     0.83         5.19
1990-ILA units..      (0.0782)      1.00     8.11          0.39         7.79      2,203,756     0.39         7.79
1990-ILA
Administration
units(c)........      (0.0443)      1.00     7.74(b)       0.55(b)      7.49(b)     296,313     0.55(b)      7.49(b)
1990-ILA Service
units(c)........      (0.0363)      1.00     7.42(b)       0.80(b)      7.15(b)     132,888     0.80(b)      7.15(b)
1989-ILA units..      (0.0878)      1.00     9.15          0.40         8.77      2,268,330     0.40         8.77
1988-ILA units..      (0.0718)      1.00     7.42          0.40         7.16      2,197,796     0.40         7.16
1987-ILA units..      (0.0624)      1.00     6.43          0.40         6.22      2,243,870     0.40         6.22

----
(a)Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b)Annualized.
(c)ILA Administration and Service unit activity commenced during June and July of 1990, respectively.


The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust--Institutional Liquid Assets
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Unit Outstanding Throughout Each Period
Treasury Obligations Portfolio
-------------------------------------------------------------------------------
------------------------------------------------------

                             Income from investment operations
                            -----------------------------------
                  Net asset            Net realized    Total
                  value at     Net       gain on    income from
                  beginning investment  investment  investment
                  of period   income   transactions operations
               -----------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED
JUNE 30, (UNAUDITED)
------------------------
1997-ILA units..    $1.00    $0.0250     $0.0001      $0.0251
1997-ILA
Administration
units...........     1.00     0.0243      0.0001       0.0244
1997-ILA Service
units...........     1.00     0.0231      0.0001       0.0232
FOR THE YEARS ENDED
DECEMBER 31,
-------------------
1996-ILA units..     1.00     0.0498      0.0002       0.0500
1996-ILA
Administration
units...........     1.00     0.0483      0.0003       0.0486
1996-ILA Service
units...........     1.00     0.0459      0.0001       0.0460
1995-ILA units..     1.00     0.0551      0.0007       0.0558
1995-ILA
Administration
units...........     1.00     0.0537      0.0007       0.0544
1995-ILA Service
units...........     1.00     0.0511      0.0007       0.0518
1994-ILA units..     1.00     0.0377         --        0.0377
1994-ILA
Administration
units...........     1.00     0.0368         --        0.0368
1994-ILA Service
units...........     1.00     0.0340         --        0.0340
1993-ILA units..     1.00     0.0279      0.0006       0.0285
1993-ILA
Administration
units...........     1.00     0.0264      0.0006       0.0270
1993-ILA Service
units...........     1.00     0.0239      0.0006       0.0245
1992-ILA units..     1.00     0.0339      0.0025       0.0364
1992-ILA
Administration
units...........     1.00     0.0320      0.0023       0.0343
1992-ILA Service
units...........     1.00     0.0294      0.0024       0.0318
1991-ILA units..     1.00     0.0557      0.0018       0.0575
1991-ILA
Administration
units...........     1.00     0.0540      0.0018       0.0558
1991-ILA Service
units...........     1.00     0.0515      0.0018       0.0533
1990-ILA units..     1.00     0.0772      0.0002       0.0774
1990-ILA
Administration
units(c)........     1.00     0.0413      0.0002       0.0415
1990-ILA Service
units(c)........     1.00     0.0417      0.0003       0.0420
1989-ILA units..     1.00     0.0864      0.0005       0.0869
1988-ILA units..     1.00     0.0704      0.0004       0.0708
1987-ILA units..     1.00     0.0617      0.0002       0.0619
                                                                                              Ratios assuming no
                                                                                             waiver of fees and no
                                                                                              expense limitations
                                                                                           -------------------------
                                                                   Ratio of net    Net                  Ratio of net
                                Net asset             Ratio of net  investment  assets at  Ratio of net  investment
                  Distributions value at              expenses to   income to      end     expenses  to  income to
                       to          end      Total     average net  average net  of period  average net  average net
                   unitholders  of period return(a)      assets       assets    (in 000's)    assets       assets
               -----------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED
JUNE 30, (UNAUDITED)
------------------------
1997-ILA units..    $(0.0251)     $1.00     5.19%(b)      0.41%(b)     5.05%(b) $ 511,114      0.42%(b)     5.04%(b)
1997-ILA
Administration
units...........     (0.0244)      1.00     5.03(b)       0.56(b)      4.90(b)    126,424      0.57(b)      4.89(b)
1997-ILA Service
units...........     (0.0232)      1.00     4.77(b)       0.81(b)      4.65(b)    141,402      0.82(b)      4.64(b)
FOR THE YEARS ENDED
DECEMBER 31,
-------------------
1996-ILA units..     (0.0500)      1.00     5.11          0.41         4.98       574,734      0.43         4.96
1996-ILA
Administration
units...........     (0.0486)      1.00     4.95          0.56         4.83       108,850      0.58         4.81
1996-ILA Service
units...........     (0.0460)      1.00     4.69          0.81         4.59       123,483      0.83         4.57
1995-ILA units..     (0.0558)      1.00     5.73          0.41         5.51       711,209      0.43         5.49
1995-ILA
Administration
units...........     (0.0544)      1.00     5.57          0.56         5.37        92,643      0.58         5.35
1995-ILA Service
units...........     (0.0518)      1.00     5.31          0.81         5.11       119,692      0.83         5.09
1994-ILA units..     (0.0377)      1.00     3.91          0.40         3.77       713,816      0.44         3.73
1994-ILA
Administration
units...........     (0.0368)      1.00     3.75          0.55         3.68        97,626      0.59         3.64
1994-ILA Service
units...........     (0.0340)      1.00     3.49          0.80         3.40       108,972      0.84         3.35
1993-ILA units..     (0.0286)      1.00     2.89          0.40         2.79       969,565      0.43         2.76
1993-ILA
Administration
units...........     (0.0270)      1.00     2.74          0.55         2.64       121,327      0.58         2.61
1993-ILA Service
units...........     (0.0246)      1.00     2.48          0.80         2.39       185,506      0.83         2.36
1992-ILA units..     (0.0362)      1.00     3.65          0.40         3.39     1,328,036      0.43         3.36
1992-ILA
Administration
units...........     (0.0343)      1.00     3.49          0.55         3.20       152,804      0.58         3.17
1992-ILA Service
units...........     (0.0318)      1.00     3.23          0.80         2.94       183,208      0.83         2.91
1991-ILA units..     (0.0575)      1.00     5.90          0.40         5.57     1,709,321      0.43         5.54
1991-ILA
Administration
units...........     (0.0558)      1.00     5.74          0.55         5.40       146,795      0.58         5.37
1991-ILA Service
units...........     (0.0533)      1.00     5.48          0.80         5.15       154,419      0.83         5.12
1990-ILA units..     (0.0774)      1.00     8.05          0.39         7.72     1,816,991      0.39         7.72
1990-ILA
Administration
units(c)........     (0.0415)      1.00     7.67(b)       0.55(b)      7.42(b)    132,088      0.55(b)      7.42(b)
1990-ILA Service
units(c)........     (0.0421)      1.00     7.42(b)       0.80(b)      7.11(b)    148,323      0.80(b)      7.11(b)
1989-ILA units..     (0.0869)      1.00     9.06          0.40         8.64     1,769,974      0.40         8.64
1988-ILA units..     (0.0708)      1.00     7.30          0.40         7.04     1,657,215      0.40         7.04
1987-ILA units..     (0.0619)      1.00     6.32          0.40         6.17     1,693,767      0.40         6.17

----
(a)Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b)Annualized.
(c)ILA Administration and Service unit activity commenced during June and July of 1990, respectively.


The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust--Institutional Liquid Assets
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Unit Outstanding Throughout Each Period
Treasury Instruments Portfolio
-------------------------------------------------------------------------------
------------------------------------------------------

                             Income from investment operations
                            -----------------------------------
                  Net asset            Net realized    Total
                  value at     Net       gain on    income from
                  beginning investment  investment  investment
                  of period   income   transactions operations
               -----------------------------------------------------------------------------------------------------
FOR THE SIX
MONTHS ENDED
JUNE 30,
(UNAUDITED)
1997-ILA units..    $1.00    $0.0247     $    --      $0.0247
1997-ILA
Administration
units...........     1.00     0.0240          --       0.0240
1997-ILA Service
units...........     1.00     0.0228          --       0.0228
FOR THE YEARS
ENDED DECEMBER
31,
1996-ILA units..     1.00     0.0496      0.0004       0.0500
1996-ILA
Administration
units...........     1.00     0.0482      0.0004       0.0486
1996-ILA Service
units...........     1.00     0.0456      0.0004       0.0460
1995-ILA units..     1.00     0.0550      0.0006       0.0556
1995-ILA
Administration
units...........     1.00     0.0534      0.0007       0.0541
1995-ILA Service
units...........     1.00     0.0500      0.0005       0.0505
1994-ILA units..     1.00     0.0397      0.0001       0.0398
1994-ILA
Administration
units...........     1.00     0.0397      0.0001       0.0398
1994-ILA Service
units...........     1.00     0.0371      0.0001       0.0372
1993-ILA units..     1.00     0.0288      0.0006       0.0294
1993-ILA
Administration
units...........     1.00     0.0273      0.0006       0.0279
1993-ILA Service
units...........     1.00     0.0248      0.0006       0.0254
1992-ILA units..     1.00     0.0338      0.0012       0.0350
1992-ILA
Administration
units...........     1.00     0.0326      0.0012       0.0338
1992-ILA Service
units...........     1.00     0.0275      0.0011       0.0286
FOR THE PERIOD JANUARY 30, 1991 (COMMENCEMENT OF
OPERATIONS) THROUGH DECEMBER 31,
1991-ILA units..     1.00     0.0486      0.0013       0.0499
1991-ILA
Administration
units (c).......     1.00     0.0210      0.0010       0.0220
1991-ILA Service
units (c).......     1.00     0.0473      0.0009       0.0482
                                                                                              Ratios assuming no
                                                                                             waiver of fees and no
                                                                                              expense limitations
                                                                                           -------------------------
                                                                   Ratio of net    Net                  Ratio of net
                                Net asset             Ratio of net  investment  assets at  Ratio of net  investment
                  Distributions value at              expenses to   income to      end     expenses  to  income to
                       to          end      Total     average net  average net  of period  average net  average net
                   unitholders  of period return(a)      assets       assets    (in 000's)    assets       assets
               -----------------------------------------------------------------------------------------------------
FOR THE SIX
MONTHS ENDED
JUNE 30,
(UNAUDITED)
1997-ILA units..    $(0.0247)     $1.00     5.13%(b)      0.21%(b)     4.98%(b)  $334,970      0.43%(b)     4.76%(b)
1997-ILA
Administration
units...........     (0.0240)      1.00     4.97(b)       0.36(b)      4.83(b)     93,942      0.58(b)      4.61(b)
1997-ILA Service
units...........     (0.0228)      1.00     4.71(b)       0.61(b)      4.58(b)    334,311      0.83(b)      4.36(b)
FOR THE YEARS
ENDED DECEMBER
31,
1996-ILA units..     (0.0500)      1.00     5.10          0.21         4.96       708,999      0.43         4.74
1996-ILA
Administration
units...........     (0.0486)      1.00     4.95          0.36         4.82       137,706      0.58         4.60
1996-ILA Service
units...........     (0.0460)      1.00     4.68          0.61         4.56       383,901      0.83         4.34
1995-ILA units..     (0.0556)      1.00     5.70          0.21         5.50       586,294      0.44         5.27
1995-ILA
Administration
units...........     (0.0540)      1.00     5.54          0.36         5.34        68,713      0.59         5.11
1995-ILA Service
units...........     (0.0505)      1.00     5.28          0.61         5.00       123,254      0.84         4.77
1994-ILA units..     (0.0398)      1.00     4.01          0.20         3.96       547,351      0.43         3.73
1994-ILA
Administration
units...........     (0.0398)      1.00     3.85          0.35         3.97        64,388      0.58         3.74
1994-ILA Service
units...........     (0.0372)      1.00     3.59          0.60         3.72        74,451      0.83         3.49
1993-ILA units..     (0.0294)      1.00     2.98          0.20         2.88       456,411      0.44         2.64
1993-ILA
Administration
units...........     (0.0279)      1.00     2.83          0.35         2.73        26,553      0.59         2.49
1993-ILA Service
units...........     (0.0254)      1.00     2.57          0.60         2.48        34,014      0.84         2.24
1992-ILA units..     (0.0350)      1.00     3.54          0.18         3.38       422,506      0.45         3.11
1992-ILA
Administration
units...........     (0.0338)      1.00     3.38          0.33         3.26         6,915      0.60         2.99
1992-ILA Service
units...........     (0.0286)      1.00     3.13          0.58         2.75        29,522      0.85         2.48
FOR THE PERIOD JANUARY 30, 1991 (COMMENCEMENT OF
OPERATIONS) THROUGH DECEMBER 31,
1991-ILA units..     (0.0499)      1.00     5.75(b)       0.10(b)      5.28(b)    424,436      0.45(b)      4.93(b)
1991-ILA
Administration
units (c).......     (0.0220)      1.00     5.21(b)       0.25(b)      4.77(b)     17,649      0.60(b)      4.42(b)
1991-ILA Service
units (c).......     (0.0482)      1.00     5.33(b)       0.50(b)      5.13(b)      9,430      0.85(b)      4.78(b)

----
(a)Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b)Annualized.
(c)ILA Administration and Service unit activity commenced during July and January of 1991, respectively.


The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust--Institutional Liquid Assets
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Unit Outstanding Throughout Each Period
Federal Portfolio
-------------------------------------------------------------------------------
------------------------------------------------------



                             Income from investment operations
                            -----------------------------------
                                                                                                                 Ratio of net
                  Net asset            Net realized    Total                  Net asset             Ratio of net  investment
                  value at     Net       gain on    income from Distributions value at              expenses to   income to
                  beginning investment  investment  investment       to          end      Total     average net  average net
                  of period   income   transactions operations   unitholders  of period return(a)      assets       assets
              ---------------------------------------------------------------------------------------------------------------
FOR THE SIX
MONTHS ENDED
JUNE 30,
(UNAUDITED)
----------------
1997-ILA units..    $1.00    $0.0258        --        $0.0258     $(0.0258)     $1.00     5.35%(b)      0.26%(b)     5.21%(b)
1997-ILA
Administration
units...........     1.00     0.0251        --         0.0251      (0.0251)      1.00     5.19(b)       0.41(b)      5.06(b)
1997-ILA Service
units...........     1.00     0.0238        --         0.0238      (0.0238)      1.00     4.93(b)       0.66(b)      4.81(b)
FOR THE YEARS
ENDED
DECEMBER 31,
----------------
1996-ILA units..     1.00     0.0513        --         0.0513      (0.0513)      1.00     5.24          0.26         5.13
1996-ILA
Administration
units...........     1.00     0.0498        --         0.0498      (0.0498)      1.00     5.09          0.41         4.98
1996-ILA Service
units...........     1.00     0.0473        --         0.0473      (0.0473)      1.00     4.83          0.66         4.73
1995-ILA units..     1.00     0.0569        --         0.0569      (0.0569)      1.00     5.83          0.26         5.69
1995-ILA
Administration
units...........     1.00     0.0550        --         0.0550      (0.0550)      1.00     5.67          0.41         5.50
1995-ILA Service
units...........     1.00     0.0522        --         0.0522      (0.0522)      1.00     5.41          0.66         5.22
1994-ILA units..     1.00     0.0407        --         0.0407      (0.0407)      1.00     4.11          0.25         4.07
1994-ILA
Administration
units...........     1.00     0.0388        --         0.0388      (0.0388)      1.00     3.95          0.40         3.88
1994-ILA Service
units...........     1.00     0.0392        --         0.0392      (0.0392)      1.00     3.69          0.65         3.92
1993-ILA units..     1.00     0.0296        --         0.0296      (0.0296)      1.00     3.00          0.25         2.96
1993-ILA
Administration
units...........     1.00     0.0281        --         0.0281      (0.0281)      1.00     2.84          0.40         2.81
1993-ILA Service
units (c).......     1.00     0.0157        --         0.0157      (0.0157)      1.00     2.56(b)       0.65(b)      2.54(b)
1992-ILA units..     1.00     0.0358        --         0.0358      (0.0358)      1.00     3.61          0.25         3.58
1992-ILA
Administration
units...........     1.00     0.0340        --         0.0340      (0.0340)      1.00     3.46          0.40         3.40
1991-ILA units..     1.00     0.0576        --         0.0576      (0.0576)      1.00     5.94          0.25         5.76
1991-ILA
Administration
units...........     1.00     0.0542        --         0.0542      (0.0542)      1.00     5.78          0.40         5.42
1991-ILA Service
units (c).......     1.00     0.0196        --         0.0196      (0.0196)      1.00     5.55(b)       0.65(b)      5.56(b)
1990-ILA units..     1.00     0.0772        --         0.0772      (0.0772)      1.00     8.06          0.25         7.72
1990-ILA
Administration
units (d).......     1.00     0.0205        --         0.0205      (0.0205)      1.00     7.39(b)       0.40(b)      7.25(b)
FOR THE PERIOD
MAY 22, 1989
(COMMENCEMENT OF
OPERATIONS)
THROUGH
DECEMBER 31,
----------------
1989-ILA units..     1.00     0.0516        --         0.0516      (0.0516)      1.00     7.62(b)       0.19(b)      8.41(b)

                               Ratios assuming no
                              waiver of fees and no
                               expense limitations
                            -------------------------
                    Net                  Ratio of net
                 assets at  Ratio of net  investment
                    end     expenses  to  income to
                 of period  average net  average net
                 (in 000's)    assets       assets
              ---------------------------------------
FOR THE SIX
MONTHS ENDED
JUNE 30,
(UNAUDITED)
----------------
1997-ILA units.. $1,576,687     0.41%(b)     5.06%(b)
1997-ILA
Administration
units...........    664,317     0.56(b)      4.91(b)
1997-ILA Service
units...........     59,709     0.81(b)      4.66(b)
FOR THE YEARS
ENDED
DECEMBER 31,
----------------
1996-ILA units..  2,303,677     0.43         4.96
1996-ILA
Administration
units...........    794,537     0.58         4.81
1996-ILA Service
units...........    192,416     0.83         4.56
1995-ILA units..  1,731,935     0.42         5.53
1995-ILA
Administration
units...........    516,917     0.57         5.34
1995-ILA Service
units...........    102,576     0.82         5.06
1994-ILA units..  1,625,567     0.42         3.90
1994-ILA
Administration
units...........    329,896     0.57         3.71
1994-ILA Service
units...........     15,539     0.82         3.75
1993-ILA units..  1,430,292     0.42         2.79
1993-ILA
Administration
units...........    362,401     0.57         2.64
1993-ILA Service
units (c).......      1,425     0.82(b)      2.37(b)
1992-ILA units..  1,600,989     0.42         3.41
1992-ILA
Administration
units...........    312,792     0.57         3.23
1991-ILA units..  1,656,232     0.42         5.59
1991-ILA
Administration
units...........    291,810     0.57         5.25
1991-ILA Service
units (c).......         --     0.82(b)      5.39(b)
1990-ILA units..  1,368,765     0.40         7.57
1990-ILA
Administration
units (d).......     90,748     0.55(b)      7.10(b)
FOR THE PERIOD
MAY 22, 1989
(COMMENCEMENT OF
OPERATIONS)
THROUGH
DECEMBER 31,
-----------------
1989-ILA units..    455,230     0.40(b)      8.20(b)


--------
(a)Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b)Annualized.
(c)ILA Service unit activity commenced during April of 1991; no shares were outstanding during the period from August 7, 1991 through May 15, 1993.
(d)ILA Administration unit activity commenced during September of 1990.


The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust--Institutional Liquid Assets
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Unit Outstanding Throughout Each Period
Tax-Exempt Diversified Portfolio
-------------------------------------------------------------------------------
------------------------------------------------------

                             Income from investment operations
                            -----------------------------------
                                                                                                                  Ratio of net
                  Net asset            Net realized    Total                   Net asset             Ratio of net  investment
                  value at     Net       gain on    income from                value at              expenses to   income to
                  beginning investment  investment  investment  Distributions     end      Total     average net  average net
                  of period   income   transactions operations  to unitholders of period return(a)      assets       assets
              -----------------------------------------------------------------------------------------------------------
FOR THE SIX
MONTHS ENDED
JUNE 30,
(UNAUDITED)
1997-ILA units..    $1.00    $0.0161     $     --     $0.0161      $(0.0161)     $1.00     3.32%(b)      0.31%(b)     3.25%(b)
1997-ILA
Administration
units...........     1.00     0.0154           --      0.0154       (0.0154)      1.00     3.16(b)       0.46(b)      3.10(b)
1997-ILA Service
units...........     1.00     0.0146           --      0.0146       (0.0146)      1.00     2.91(b)       0.71(b)      2.95(b)
FOR THE YEARS
ENDED DECEMBER
31,
1996-ILA units..     1.00     0.0320           --      0.0320       (0.0320)      1.00     3.25          0.31         3.20
1996-ILA
Administration
units...........     1.00     0.0306           --      0.0306       (0.0306)      1.00     3.09          0.46         3.06
1996-ILA Service
units...........     1.00     0.0279           --      0.0279       (0.0279)      1.00     2.84          0.71         2.79
1995-ILA units..     1.00     0.0365           --      0.0365       (0.0365)      1.00     3.72          0.31         3.65
1995-ILA
Administration
units...........     1.00     0.0351           --      0.0351       (0.0352)      1.00     3.57          0.46         3.51
1995-ILA Service
units...........     1.00     0.0324           --      0.0324       (0.0325)      1.00     3.31          0.71         3.24
1994-ILA units..     1.00     0.0264           --      0.0264       (0.0264)      1.00     2.71          0.30         2.64
1994-ILA
Administration
units...........     1.00     0.0250           --      0.0250       (0.0250)      1.00     2.55          0.45         2.50
1994-ILA Service
units...........     1.00     0.0220           --      0.0220       (0.0220)      1.00     2.30          0.70         2.20
1993-ILA units..     1.00     0.0222           --      0.0222       (0.0222)      1.00     2.25          0.30         2.22
1993-ILA
Administration
units...........     1.00     0.0207           --      0.0207       (0.0207)      1.00     2.09          0.45         2.08
1993-ILA Service
units...........     1.00     0.0183           --      0.0183       (0.0183)      1.00     1.84          0.70         1.83
1992-ILA units..     1.00     0.0277           --      0.0277       (0.0277)      1.00     2.82          0.30         2.77
1992-ILA
Administration
units...........     1.00     0.0266           --      0.0266       (0.0266)      1.00     2.67          0.45         2.66
1992-ILA Service
units...........     1.00     0.0243           --      0.0243       (0.0243)      1.00     2.41          0.70         2.43
1991-ILA units..     1.00     0.0424           --      0.0424       (0.0424)      1.00     4.33          0.32         4.24
1991-ILA
Administration
units...........     1.00     0.0406           --      0.0406       (0.0406)      1.00     4.17          0.47         4.06
1991-ILA Service
units...........     1.00     0.0386           --      0.0386       (0.0386)      1.00     3.91          0.72         3.86
1990-ILA units..     1.00     0.0550      (0.0001)     0.0549       (0.0549)      1.00     5.64          0.40         5.50
1990-ILA
Administration
units (c).......     1.00     0.0301           --      0.0301       (0.0300)      1.00     5.43(b)       0.55(b)      5.40(b)
1990-ILA Service
units (c).......     1.00     0.0259           --      0.0259       (0.0259)      1.00     5.17(b)       0.80(b)      5.16(b)
1989-ILA units..     1.00     0.0591      (0.0001)     0.0590       (0.0590)      1.00     6.07          0.40         5.91
1988-ILA units..     1.00     0.0487       0.0003      0.0490       (0.0490)      1.00     5.03          0.40         4.87
1987-ILA units..     1.00     0.0413      (0.0003)     0.0410       (0.0410)      1.00     4.23          0.40         4.13
                             Ratios assuming no waiver
                              of fees and no expense
                                    limitations
                             -------------------------
                     Net                  Ratio of net
                  assets at  Ratio of net  investment
                    end of   expenses to   income to
                    period   average net  average net
                  (in 000's)    assets       assets
              -----------------------------------------------------------------------------------------------------------
FOR THE SIX
MONTHS ENDED
JUNE 30,
(UNAUDITED)
1997-ILA units..  $1,439,326     0.42%(b)     3.14%(b)
1997-ILA
Administration
units...........      39,368     0.57(b)      2.99(b)
1997-ILA Service
units...........      39,974     0.82(b)      2.84(b)
FOR THE YEARS
ENDED DECEMBER
31,
1996-ILA units..   1,514,443     0.41         3.10
1996-ILA
Administration
units...........      59,097     0.56         2.96
1996-ILA Service
units...........      28,921     0.81         2.69
1995-ILA units..   1,342,585     0.42         3.54
1995-ILA
Administration
units...........      48,773     0.57         3.40
1995-ILA Service
units...........      49,647     0.82         3.13
1994-ILA units..   1,434,965     0.41         2.53
1994-ILA
Administration
units...........      97,778     0.56         2.39
1994-ILA Service
units...........      36,492     0.81         2.09
1993-ILA units..   1,769,477     0.41         2.11
1993-ILA
Administration
units...........      99,896     0.56         1.97
1993-ILA Service
units...........      45,172     0.81         1.72
1992-ILA units..   1,333,925     0.42         2.65
1992-ILA
Administration
units...........      50,225     0.57         2.54
1992-ILA Service
units...........      29,534     0.82         2.31
1991-ILA units..   1,044,986     0.42         4.14
1991-ILA
Administration
units...........      37,567     0.57         3.96
1991-ILA Service
units...........      52,399     0.82         3.76
1990-ILA units..     603,895     0.40         5.50
1990-ILA
Administration
units (c).......      42,498     0.55(b)      5.40(b)
1990-ILA Service
units (c).......      56,810     0.80(b)      5.16(b)
1989-ILA units..     688,556     0.40         5.91
1988-ILA units..     907,782     0.40         4.87
1987-ILA units..     965,714     0.40         4.13

----
(a)Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b)Annualized.
(c)ILA Administration and Service unit activity commenced during June and July of 1990, respectively.


The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust--Institutional Liquid Assets
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Unit Outstanding Throughout Each Period
Tax-Exempt California Portfolio
-------------------------------------------------------------------------------
------------------------------------------------------

                             Income from investment operations
                            -----------------------------------
                                                                                                                  Ratio of net
                  Net asset            Net realized    Total                   Net asset             Ratio of net  investment
                  value at     Net       gain on    income from                value at              expenses to   income to
                  beginning investment  investment  investment  Distributions     end      Total     average net  average net
                  of period   income   transactions operations  to unitholders of period return(a)      assets       assets
               ----------------------------------------------------------------------------------------------------------
FOR THE SIX
MONTHS ENDED
JUNE 30,
(UNAUDITED)
1997-ILA units..    $1.00    $0.0152     $     --     $0.0152      $(0.0152)     $1.00     3.13%(b)      0.41%(b)     3.07%(b)
1997-ILA
Administration
units...........     1.00     0.0147           --      0.0147       (0.0147)      1.00     2.97(b)       0.56(b)      2.92(b)
FOR THE YEARS
ENDED DECEMBER
31,
1996-ILA units..     1.00     0.0299           --      0.0299       (0.0299)      1.00     3.03          0.41         2.99
1996-ILA
Administration
units...........     1.00     0.0284           --      0.0284       (0.0284)      1.00     2.88          0.56         2.84
1995-ILA units..     1.00     0.0349           --      0.0349       (0.0350)      1.00     3.55          0.41         3.49
1995-ILA
Administration
units...........     1.00     0.0332           --      0.0332       (0.0332)      1.00     3.40          0.56         3.32
1994-ILA units..     1.00     0.0250           --      0.0250       (0.0250)      1.00     2.53          0.40         2.50
1994-ILA
Administration
units...........     1.00     0.0233           --      0.0233       (0.0233)      1.00     2.37          0.55         2.33
1993-ILA units..     1.00     0.0206           --      0.0206       (0.0206)      1.00     2.09          0.40         2.06
1993-ILA
Administration
units...........     1.00     0.0191           --      0.0191       (0.0191)      1.00     1.93          0.55         1.91
1993-ILA Service
units...........     1.00     0.0166           --      0.0166       (0.0166)      1.00     1.68          0.76         1.66
1992-ILA units..     1.00     0.0256      (0.0001)     0.0255       (0.0256)      1.00     2.62          0.40         2.56
1992-ILA
Administration
units...........     1.00     0.0235      (0.0002)     0.0233       (0.0235)      1.00     2.47          0.55         2.35
1992-ILA Service
units (c).......     1.00     0.0081           --      0.0081       (0.0081)      1.00     1.99(b)       0.80(b)      2.03(b)
1991-ILA units..     1.00     0.0388           --      0.0388       (0.0388)      1.00     3.92          0.40         3.88
1991-ILA
Administration
units...........     1.00     0.0376           --      0.0376       (0.0376)      1.00     3.80          0.55         3.76
1990-ILA units..     1.00     0.0511      (0.0001)     0.0510       (0.0511)      1.00     5.24          0.40         5.11
1990-ILA
Administration
units (c).......     1.00     0.0042           --      0.0042       (0.0042)      1.00     5.14(b)       0.55(b)      5.33(b)
1989-ILA units..     1.00     0.0573      (0.0001)     0.0572       (0.0572)      1.00     5.93          0.40         5.73
FOR THE PERIOD OCTOBER 3, 1988 (COMMENCEMENT OF
OPERATIONS) THROUGH DECEMBER 31,
1988-ILA units..     1.00     0.0139           --      0.0139       (0.0139)      1.00     5.81(b)       0.24(b)      5.74(b)
                             Ratios assuming no waiver
                              of fees and no expense
                                    limitations
                             -------------------------
                     Net                  Ratio of net
                  assets at  Ratio of net  investment
                    end of   expenses to   income to
                    period   average net  average net
                  (in 000's)    assets       assets
               ----------------------------------------------------------------------------------------------------------
FOR THE SIX
MONTHS ENDED
JUNE 30,
(UNAUDITED)
1997-ILA units..   $506,012      0.42%(b)     3.06%(b)
1997-ILA
Administration
units...........        365      0.57(b)      2.91(b)
FOR THE YEARS
ENDED DECEMBER
31,
1996-ILA units..    440,476      0.42         2.98
1996-ILA
Administration
units...........        142      0.57         2.83
1995-ILA units..    346,728      0.41         3.49
1995-ILA
Administration
units...........         61      0.56         3.32
1994-ILA units..    227,399      0.41         2.49
1994-ILA
Administration
units...........        790      0.56         2.32
1993-ILA units..    229,839      0.44         2.02
1993-ILA
Administration
units...........      1,425      0.59         1.87
1993-ILA Service
units...........         --      0.84         1.54
1992-ILA units..    161,868      0.47         2.49
1992-ILA
Administration
units...........         31      0.62         2.28
1992-ILA Service
units (c).......          3      0.87(b)      1.96(b)
1991-ILA units..    102,494      0.47         3.81
1991-ILA
Administration
units...........         13      0.62         3.69
1990-ILA units..    106,972      0.40         5.11
1990-ILA
Administration
units (c).......         68      0.55(b)      5.33(b)
1989-ILA units..    112,463      0.40         5.73
FOR THE PERIOD OCTOBER 3, 1988 (COMMENCEMENT OF
OPERATIONS) THROUGH DECEMBER 31,
1988-ILA units..     41,028      0.38(b)      5.60(b)

----
(a)Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b)Annualized.
(c)ILA Administration and Service unit activity commenced during December of 1990 and August of 1992, respectively. No service shares were outstanding for the years ended December 31, 1994, 1995, 1996, or for the six months ended June 30, 1997.


The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust--Institutional Liquid Assets
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Unit Outstanding Throughout Each Period
Tax-Exempt New York Portfolio
-------------------------------------------------------------------------------
------------------------------------------------------



                             Income from investment operations
                            ------------------------------------
                                                                                                                   Ratio of net
                  Net asset            Net realized     Total                   Net asset             Ratio of net  investment
                  value at     Net      gain (loss)  income from                value at              expenses to   income to
                  beginning investment on investment investment  Distributions     end      Total     average net  average net
                  of period   income   transactions  operations  to unitholders of period return(a)      assets       assets
               ----------------------------------------------------------------------------------------------------------------
FOR THE SIX
MONTHS ENDED
JUNE 30,
(UNAUDITED)
--------------
1997-ILA units..    $1.00    $0.0157     $     --      $0.0157      ($0.0157)     $1.00     3.25%(b)      0.32%(b)     3.17%(b)
1997-ILA
Administration
units...........     1.00     0.0151           --       0.0151       (0.0151)      1.00     3.09(b)       0.47(b)      3.05(b)
FOR THE YEARS
ENDED
DECEMBER 31,
----------------
1996-ILA units..     1.00     0.0301           --       0.0301       (0.0301)      1.00     3.05          0.32         3.01
1996-ILA
Administration
units...........     1.00     0.0288           --       0.0288       (0.0288)      1.00     2.90          0.47         2.88
1995-ILA units..     1.00     0.0344           --       0.0344       (0.0344)      1.00     3.51          0.30         3.44
1995-ILA
Administration
units...........     1.00     0.0328           --       0.0328       (0.0328)      1.00     3.35          0.45         3.28
1994-ILA units..     1.00     0.0262           --       0.0262       (0.0262)      1.00     2.56          0.24         2.62
1994-ILA
Administration
units...........     1.00     0.0247           --       0.0247       (0.0247)      1.00     2.41          0.39         2.47
1993-ILA units..     1.00     0.0221           --       0.0221       (0.0221)      1.00     2.21          0.10         2.21
1993-ILA
Administration
units...........     1.00     0.0205           --       0.0205       (0.0205)      1.00     2.05          0.25         2.05
1992-ILA units..     1.00     0.0265           --       0.0265       (0.0265)      1.00     2.71          0.10         2.65
1992-ILA
Administration
units...........     1.00     0.0253           --       0.0253       (0.0253)      1.00     2.55          0.25         2.53
FOR THE PERIOD
FEBRUARY 15,
1991
(COMMENCEMENT OF
OPERATIONS)
THROUGH
DECEMBER 31,
----------------
1991-ILA units..     1.00     0.0347      (0.0002)      0.0345       (0.0347)      1.00     4.02(b)       0.10(b)      3.96(b)
1991-ILA
Administration
units (c).......     1.00     0.0330           --       0.0330       (0.0330)      1.00     3.87(b)       0.25(b)      3.90(b)

                               Ratios assuming no
                              waiver of fees and no
                               expense limitations
                            -------------------------
                    Net       Ratio of   Ratio of net
                 Assets at      net       investment
                    end     expenses  to  income to
                 of period  average net  average net
                 (in 000's)    assets       assets
               --------------------------------------
FOR THE SIX
MONTHS ENDED
JUNE 30,
(UNAUDITED)
----------------
1997-ILA units..  $64,374       0.42%(b)     3.07%(b)
1997-ILA
Administration
units...........   45,624       0.57(b)      2.95(b)
FOR THE YEARS
ENDED
DECEMBER 31,
----------------
1996-ILA units..   70,175       0.43         2.90
1996-ILA
Administration
units...........   44,319       0.58         2.77
1995-ILA units..   90,537       0.44         3.30
1995-ILA
Administration
units...........   26,724       0.59         3.14
1994-ILA units..   84,517       0.47         2.39
1994-ILA
Administration
units...........   38,970       0.62         2.24
1993-ILA units..   48,367       0.51         1.80
1993-ILA
Administration
units...........   20,306       0.66         1.64
1992-ILA units..   16,844       0.57         2.18
1992-ILA
Administration
units...........   14,641       0.72         2.06
FOR THE PERIOD
FEBRUARY 15,
1991
(COMMENCEMENT
OF OPERATIONS)
THROUGH
DECEMBER 31,
----------------
1991-ILA units..   11,070       0.76(b)      3.30(b)
1991-ILA
Administration
units (c).......   19,198       0.91(b)      3.24(b)

--------
(a)Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b)Annualized.
(c)ILA Administration unit activity commenced during February of 1991.


The accompanying notes are an integral part of these financial statements.

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                                       41

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                                       42

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------






--------------------------------------------------------------------------------
This Semiannual Report is authorized for distribution to prospective investors only when preceded or accompanied by a Goldman Sachs Trust Institutional Liquid Assets Prospectus which contains facts concerning each Fund's objectives and policies, management, expenses and other information.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Goldman Sachs
1 New York Plaza
New York, NY 10004

TRUSTEES
Ashok N. Bakhru, Chairman
David B. Ford
Douglas C. Grip
John P. McNulty
Mary P. McPherson
Alan A. Shuch
Jackson W. Smart, Jr.
William H. Springer
Richard P. Strubel

OFFICERS
Douglas C. Grip, President
John W. Mosior, Vice President
Nancy L. Mucker, Vice President
Scott M. Gilman, Treasurer
John M. Perlowski, Assistant Treasurer
Michael J. Richman, Secretary
Howard B. Surloff, Assistant Secretary


GOLDMAN SACHS
Investment Adviser,
Distributor and Transfer Agent

ILA/SAR 6/97

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
GOLDMAN SACHS
TRUST

INSTITUTIONAL
LIQUID ASSETS

--------------------------------------------------------------------------------

SEMIANNUAL REPORT
JUNE 30, 1997

PRIME OBLIGATIONS PORTFOLIO
MONEY MARKET PORTFOLIO
GOVERNMENT PORTFOLIO
TREASURY OBLIGATIONS PORTFOLIO
TREASURY INSTRUMENTS PORTFOLIO
FEDERAL PORTFOLIO
TAX-EXEMPT DIVERSIFIED PORTFOLIO
TAX-EXEMPT CALIFORNIA PORTFOLIO
TAX-EXEMPT NEW YORK PORTFOLIO



[LOGO] GOLDMAN
       SACHS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------